As filed with the Securities and Exchange Commission

on March 1, 2006

Registration No. 333-130687

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1	☒

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☐

Amendment No.	☐

(Check appropriate box or boxes)

NATIONS SEPARATE ACCOUNT TRUST

(Exact Name of Registrant as specified in Charter)

One Financial Center

Boston, MA 02111

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (866) 348-1468

James Bordewick, Jr.

c/o Columbia Management Group

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Steven G. Cravath, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Suite 5500

Washington, D.C.  20006

It is proposed that this filing will become automatically effective pursuant to Rule 485(b)

Nations Separate Account Trust

Cross-Reference Sheet

PART A

Item No.	Item Caption	Prospectus Caption

1	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	COVER PAGE OF REGISTRATION STATEMENT; CROSS-REFERENCE SHEET; FRONT COVER PAGE OF PROXY STATEMENT/PROSPECTUS

2	Beginning and Outside Back Cover Page of Prospectus	TABLE OF CONTENTS

3	Fee Table, Synopsis Information, and Risk Factors

APPROVAL OF THE REORGANIZATION AGREEMENT - SUMMARY OF PROPOSED REORGANIZATION; FEE TABLES; OVERVIEW OF THE REORGANIZATION AGREEMENT; OVERVIEW OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES; OVERVIEW OF SERVICE PROVIDERS; OVERVIEW OF PURCHASE, REDEMPTION, DISTRIBUTION AND EXCHANGE POLICIES AND OTHER SHAREHOLDER TRANSACTIONS; U.S. FEDERAL INCOME TAX CONSEQUENCES; PRINCIPAL RISK FACTORS; DESCRIPTION OF PRINCIPAL INVESTMENT RISKS.

4	Information About the Transaction

MORE INFORMATION ABOUT THE REORGANIZATION; DESCRIPTION OF THE REORGANIZATION AGREEMENT; REASONS FOR THE REORGANIZATION AND OTHER CONSIDERATIONS; BOARD CONSIDERATION; THE BOARD RECOMMENDS THAT SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT; COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES; COMPARISON OF PERFORMANCE; COMPARISON OF INVESTMENT POLICIES AND LIMITATIONS; COMPARISON OF FORMS OF BUSINESS ORGANIZATIONS AND GOVERNING LAW; COMPARISON OF SERVICE PROVIDERS; THE FUND’S PORTFOLIO MANAGERS; THE ACQUIRING FUND’S PORTFOLIO MANAGERS; INVESTMENT ADVISORY SERVICES AND FEES; COMPARISON OF PURCHASE, REDEMPTION, DISTRIBUTION AND EXCHANGE POLICIES AND OTHER SHAREHOLDER TRANSACTIONS AND SERVICES; MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES; QUALIFICATION OF THE REORGANIZATION AS A “REORGANIZATION” UNDER THE INTERNAL REVENUE CODE.; UTILIZATION OF LOSS CARRYFORWARDS AND UNREALIZED LOSSES; STATUS AS A REGULATED INVESTMENT COMPANY; DISTRIBUTION OF INCOME AND GAINS; CAPITALIZATION

5	Information About the Registrant	N/A

6	Information About the Fund Being Acquired	ADDITIONAL INFORMATION; LEGAL PROCEEDINGS; OTHER BUSINESS; SHAREHOLDER INQUIRIES.

7	Voting Information

VOTING MATTERS — GENERAL INFORMATION; INFORMATION ABOUT THE MEETING AND THE VOTING AND TABULATION OF PROXIES; ADJOURNMENTS; SUBMISSION OF PROPOSALS FROM SHAREHOLDER AT FUTURE MEETINGS; PRINCIPAL SHAREHOLDERS;

8	Interest of Certain Persons and Experts	NOT APPLICABLE

9	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	NOT APPLICABLE

PART B

Item No.	Item Caption	Statement of Additional Information Caption

10	Cover Page	COVER PAGE

11	Table of Contents	TABLE OF CONTENTS

12	Additional Information About the Registrant	INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

13	Additional Information About the Fund Being Acquired	INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

14	Financial Statements	EXHIBITS TO STATEMENT OF ADDITIONAL INFORMATION

PART C

Item No.

15-17	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

LIBERTY VARIABLE INVESTMENT TRUST
Columbia High Yield Fund, Variable Series

One Financial Center
Boston, Massachusetts 02111
Telephone: (866) 348-1468

January 30, 2006

Dear Shareholder:

We are pleased to invite you to a special meeting of shareholders of the Columbia High Yield Fund, Variable Series (the "Fund"). The meeting will be held at 10:00 a.m., Eastern time, on March 15, 2006, at One Financial Center, Boston, Massachusetts (the "Meeting"). At the Meeting, you will be asked to approve the reorganization (the "Reorganization") of your Fund into Nations High Yield Bond Portfolio, a corresponding acquiring mutual fund (the "Acquiring Fund") in Nations Separate Account Trust. On or about the time of the closing of the Reorganization, it is expected that Nations High Yield Bond Portfolio will be renamed Columbia High Yield Fund, Variable Series and Nations Separate Account Trust will be renamed Columbia Funds Variable Insurance Trust I.

The proposed Reorganization is recommended by Columbia Management Advisors, LLC ("CMA"), the investment adviser to the Fund and Acquiring Fund. CMA and Liberty Variable Investment Trust's Board of Trustees (the "Board") believe that the proposed Reorganization will accomplish two important goals. First, by reorganizing funds with similar investment objectives and principal investment strategies, CMA can create larger, more efficient investment portfolios. Second, by streamlining their product offerings, CMA can more efficiently concentrate their investment management and distribution resources on a more focused group of portfolios. Importantly, the pro forma total operating expense ratios (after waivers and/or expense reimbursements) of all Acquiring Fund share classes after the Reorganization are expected to be lower than they are currently for each corresponding Fund share class.

If shareholder approval is obtained and the other conditions to the Reorganization are satisfied, it is anticipated that the Fund will be reorganized into the Acquiring Fund on or about May 1, 2006, when Fund shares will be exchanged for shares of a designated class of shares of the Acquiring Fund of equal dollar value. It is expected that the exchange of shares in the Reorganization will be treated as a "reorganization" for U.S. federal income tax purposes.

THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF THE FUND.

The formal Notice of Special Meeting, Combined Proxy Statement/Prospectus and Proxy Ballot are enclosed. The Reorganization and the reasons for the unanimous recommendation of the Board are discussed in more detail in the enclosed materials, which you should read carefully. If you have any questions, please do not hesitate to contact us at the toll-free number set forth above. We look forward to your attendance at the meeting or to receiving your Proxy Ballot so that your shares may be voted at the meeting.

We appreciate your participation and prompt response in these matters and thank you for you continued support.

Sincerely,

CHRISTOPHER L. WILSON
President and Chief Executive Officer
Liberty Variable Investment Trust

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY SUBMITTING YOUR PROXY BALLOT ACCORDING TO THE INSTRUCTIONS SHOWN ON THE BALLOT.

This Page Intentionally Left Blank

LIBERTY VARIABLE INVESTMENT TRUST
Columbia High Yield Fund, Variable Series

One Financial Center
Boston, Massachusetts 02111

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
To Be Held on March 15, 2006

SHAREHOLDERS:

PLEASE TAKE NOTE THAT a special meeting of shareholders of Columbia High Yield Fund, Variable Series (the "Fund") will be held at 10:00 a.m., Eastern Time, on March 15, 2006, at One Financial Center, Boston, Massachusetts, for the following purpose:

ITEM 1. To approve an Agreement and Plan of Reorganization, as described in the accompanying Combined Proxy Statement/Prospectus.

ITEM 2. Such other business as may properly come before the meeting or any adjournment(s).

THE BOARD OF TRUSTEES OF LIBERTY VARIABLE INVESTMENT TRUST UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF THE FUND.

Shareholders of record as of the close of business on January 19, 2006 are entitled to notice of, and to vote at the meeting or any adjournment(s) thereof.

By Order of the Board,

R. SCOTT HENDERSON
Secretary
Liberty Variable Investment Trust

January 30, 2006

This Page Intentionally Left Blank

COMBINED PROXY STATEMENT/PROSPECTUS

Dated January 30, 2006

PROXY STATEMENT FOR:

LIBERTY VARIABLE INVESTMENT TRUST
Columbia High Yield Fund, Variable Series

One Financial Center
Boston, Massachusetts 02111
Telephone: (866) 348-1468

PROSPECTUS FOR:

NATIONS SEPARATE ACCOUNT TRUST
Nations High Yield Bond Portfolio
(to be renamed Columbia High Income Fund, Variable Series)

One Financial Center
Boston, Massachusetts 02111
Telephone: (866) 348-1468

For ease of reading, certain terms or names that are used in this Proxy/Prospectus have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found at Appendix A. A shareholder may find it helpful to review the terms and names in Appendix A before reading this Proxy/Prospectus.

This Proxy/Prospectus contains information that you should know before voting on the approval of the Reorganization Agreement, as described herein.

This Proxy/Prospectus, which should be read carefully and retained for future reference, sets forth concisely information about the proposed Reorganization, and information about the Acquiring Fund that a shareholder should know before deciding how to vote. It is both a proxy statement for the Meeting and a prospectus offering shares in the Acquiring Fund. It is expected that this Proxy/Prospectus will be mailed to shareholders on or about February 10, 2006.

Additional information about the Fund and its Acquiring Fund is available in their prospectuses, statements of additional information (or "SAIs") and annual and semi-annual reports to shareholders. The information contained in the prospectuses for the Fund and Acquiring Fund is legally deemed to be part of this Proxy/Prospectus and is incorporated by reference. In addition, a copy of the Acquiring Fund prospectus dated April 1, 2005, as supplemented, for the class of shares a Fund shareholder would receive in the Reorganization also accompanies this Proxy/Prospectus. The Fund's and Acquiring Fund's annual report to shareholders for the fiscal year ended December 31, 2004 and semi-annual report to shareholders for the fiscal period ended June 30, 2005 previously have been mailed to shareholders. The SAI relating to this Proxy/Prospectus is incorporated herein by reference and is dated January 30, 2006.

Additional copies of any Fund or Aquiring Fund documents are available without charge by writing to the address or calling the phone number given above. These documents also are available on the SEC's website at www.sec.gov.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Meeting has been called to consider the Reorganization Agreement dated as of January 30, 2006 that provides for the Reorganization of the Fund into the Acquiring Fund as shown below:

IF YOU OWN SHARES IN THE FUND	YOU WOULD RECEIVE SHARES OF THE ACQUIRING FUND IN THE REORGANIZATION
Columbia High Yield Fund, Variable Series Class A Shares Class B Shares	Nations High Yield Bond Portfolio Class A Shares Class B Shares

Keyport Life Insurance Company, Sun Life Assurance Company of Canada (U.S.), American Skandia Life Insurance Co., American Enterprise Life Insurance, IDS Life Insurance Company and other insurance companies (the "Insurance Companies") have voting rights with respect to all Fund shares held in the separate accounts, which are registered as unit investment trusts under the 1940 Act and where the Insurance Companies set aside and invest the assets of certain of its insurance contracts. To the extent required by federal securities laws or regulations, the Insurance Companies will: (i) notify each annuity contract owner and life insurance holder (each, an "Owner" and collectively, the "Owners") of the Meeting if the shares held for that Owner's contract may be voted; (ii) send proxy materials and a form of instructions that each Owner can use to tell its Insurance Company how to vote the Fund shares held for such contract; (iii) arrange for the handling and tallying of proxies received from the Owners; (iv) vote all Fund shares attributable to each Owner's contract according to instructions received from such Owner; and (v) vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

TABLE OF CONTENTS

APPROVAL OF THE REORGANIZATION AGREEMENT—SUMMARY OF THE PROPOSED REORGANIZATION	3

Fee Tables	3

Overview of the Reorganization Agreement	4

Overview of Investment Objectives and Principal Investment Strategies	5

Overview of Service Providers	6

Overview of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services	6

U.S. Federal Income Tax Consequences	6

Principal Risk Factors	6

Description of Principal Investment Risks	7

MORE INFORMATION ABOUT THE REORGANIZATION	7

Description of the Reorganization Agreement	7

Reasons for the Reorganization and Other Considerations	8

Board Consideration	8

Comparison of Investment Objectives and Principal Investment Strategies	10

Comparison of Investment Policies and Limitations	11

Comparison of Performance	11

Comparison of Forms of Business Organizations and Governing Law	11

Comparison of Service Providers	11

The Fund's Portfolio Managers	11

The Acquiring Fund's Portfolio Managers	11

Investment Advisory and Sub-Advisory Fees	12

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services	12

Material U.S. Federal Income Tax Consequences	12

Qualification of the Reorganization as a "Reorganization" under the Code	13

Status as a Regulated Investment Company	14

U.S. Federal Income Taxation of an Investment in the Acquiring Fund	14

Capitalization	14

VOTING MATTERS	15

General Information	15

Information About the Meeting and the Voting and Tabulation of Proxies	15

Adjournments	16

Submission of Proposals from Shareholders at Future Meetings	16

Principal Shareholders	16

ADDITIONAL INFORMATION	17

Legal Proceedings	17

Other Business	18

Shareholder Inquiries	18

APPENDIX A—GLOSSARY	A-1

APPENDIX B—COMPARISON OF FUNDAMENTAL POLICIES AND LIMITATIONS OF THE FUND AND THE ACQUIRING FUND	B-1

APPENDIX C—FUND AND ACQUIRING FUND PERFORMANCE	C-1

APPENDIX D—COMPARISON OF ORGANIZATIONAL DOCUMENTS AND GOVERNING LAW	D-1

2

APPROVAL OF THE REORGANIZATION AGREEMENT

SUMMARY OF THE PROPOSED REORGANIZATION

The following is an overview of certain information relating to the proposed Reorganization. More complete information is contained throughout the Proxy/Prospectus and its Appendices.

Fee Tables

The tables below describe the fees and expenses associated with holding Fund and Acquiring Fund shares, as of December 31, 2005. In particular, the tables compare the fees and expenses for each class of the Fund and the corresponding class of the Acquiring Fund, and show the estimated fees and expenses for each combined Acquiring Fund on a pro forma basis after giving effect to each Reorganization.

The operating expense levels shown in this Proxy/Prospectus assume net asset levels; pro forma expense levels shown should not be considered an actual representations of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

Class A	Columbia High Yield Fund, Variable Series		Nations High Yield Bond Portfolio		Pro Forma Nations High Yield Bond Portfolio (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Redemption fee (%) (as a percentage of amount redeemed, if applicable)	N/A		N/A		N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.60%		0.78%		0.78%
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		0.25%		0.00	%(2)
• Other expenses	0.14	%(5)	0.12	%(5)	0.09%
• Total annual fund operating expenses	0.74	%(1)	1.15%		0.87%
• Fee waivers and/or reimbursements	(0.00)%		(0.25)%		(0.27	)%(2)(4)
• Total net expenses	0.74%		0.90	%(3)	0.60%

(1)  CMA has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% for Class A shares. This arrangement can be modified or terminated by CMA at any time.

(2)  It is expected that the Board of Nations Separate Account Trust will consider eliminating the Rule 12b-1 plan for the Acquiring Fund's Class A shares. If the Board approves the elimination of the plan, such elimination would be effective on or before Closing. If the Board does not approve the elimination of such plan, CMD and/or its affiliates has contractually committed to permantly waive all Rule 12b-1 fees for the Aquiring Fund's Class A Shares effective on or before Closing. Such contractual commitment may not be discontinued without prior approval by the Acquiring Fund's Class A shareholders.

(3)  CMA and/or some of the Acquiring Fund's other service providers have contractually agreed to waive fees until April 30, 2006. In addition, CMA and/or some of the Acquiring Fund's other service providers have agreed to limit total annual operating expenses, to 1.00% until April 30, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this waiver and/or limitation will continue after April 30, 2006.

(4)  CMA has contractually agreed to waive advisory fees and reimburse the Acquiring Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% for one year after the Reorganization.

(5)  Other expenses have been restated to reflect contractual changes in the fees paid by the Fund and Acquiring Fund for transfer agency and/or pricing and bookkeeping services effective November 1,2005.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Columbia High Yield Fund, Variable Series	$76	$237	$411	$918
Nations High Yield Bond Portfolio	$92	$341	$609	$1,375
Pro Forma Nations High Yield Bond Portfolio	$61	$251	$456	$1,048

3

Class B	Columbia High Yield Fund, Variable Series		Nations High Yield Bond Portfolio	Pro Forma Nations High Yield Bond Portfolio (acquiring)
Shareholder Fees (fees paid directly from your investment)
• Redemption fee (%) (as a percentage of amount redeemed, if applicable)	N/A		N/A	N/A
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.60%		N/A	0.78%
• Distribution (12b-1) and/or shareholder servicing fees	0.25	%(2)	N/A	0.25%
• Other expenses	0.14	%(4)	N/A	0.09%
• Total annual fund operating expenses	0.99	%(1)(2)	N/A	1.12%
• Fee waivers and/or reimbursements	(0.00)%		N/A	(0.46	)%(3)
• Total net expenses	0.99%		N/A	0.66%

(1)  CMA has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If the waiver were reflected in the table the total annual operating expenses would be 0.66% for Class B shares (taking into consideration the waiver discussed in Footnote #2). This arrangement can be modified or terminated by CMA at any time.

(2)  CMD has voluntarily agreed to waive 0.19% of the Rule 12b-1 fee for Class B Shares. If this waiver was reflected in the table, the distribution fee would be 0.06% and total annual operating expenses would be 0.66% (taking into consideration the waiver discussed in Footnote #1). This arrangement may be modified or terminated by CMD at any time.

(3)  CMA has contractually agreed to waive advisory fees and reimburse the Acquiring Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses (if any)), will not exceed 0.60% for one year after the Reorganization. In addtion, CMA has contractually agreed to waive 0.19% of the Rule 12b-1 fee for Class B Shares for one year after the Reorganization.

(4)  Other expenses have been restated to reflect contractual changes in the fees paid by the Fund for transfer agency and pricing and bookkeeping services effective November 1,2005.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Columbia High Yield Fund, Variable Series	$101	$315	$547	$1,213
Nations High Yield Bond Portfolio	N/A	N/A	N/A	N/A
Pro Forma Nations High Yield Bond Portfolio (acquiring)	$67	$310	$572	$1,322

Overview of the Reorganization Agreement

The document that governs the Reorganization is the Reorganization Agreement. The Reorganization Agreement provides for: (i) the transfer of all of the assets and the assumption of the liabilities of the Fund to the Acquiring Fund in exchange for a designated class of shares of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of their Fund. In other words, as a result of the Reorganization, Fund shareholders will become shareholders of the corresponding Acquiring Fund and will hold, immediately after the Reorganization, Acquiring Fund shares of a similar class that have a total dollar value equal to the total dollar value of the Fund shares that the shareholder held immediately before the Reorganization.

The Reorganization is expected to occur on or about May 1, 2006. It is expected that the exchange of Fund shares for corresponding Acquiring Fund shares in the Reorganization will be tax-free for U.S. federal income tax purposes. Fund shareholders will not pay any sales charge or sales load on the exchange.

The costs associated with the Reorganization will be allocated as follows. Reorganization-related costs are first allocated to the Fund or Acquiring Fund. Reorganization-related costs that are specifically allocable to the Fund or Acquiring Fund are so allocated (e.g., the costs of printing and mailing this Proxy/Prospects are allocated exclusively to the Fund). Costs of the Reorganization that are not specifically allocable to either the Fund or

4

Acquiring Fund are divided equally between them. Following this initial allocation, CMA limits the expenses actually allocated to the Fund and Acquiring Fund to the lesser of: (i) the anticipated reductions in expenses borne by the Fund or Acquiring Fund over the first year following the Reorganization; and (ii) 75% of the initial allocation to the Fund or Acquiring Fund. Any reduction in the Reorganization-related costs allocable to the Fund or Acquiring Fund as a result of these limitations is borne by CMA. Should the Reorganization fail to occur, CMA will bear all costs associated with the Reorganization.

The Fund and Acquiring Fund are expected to bear the costs of the Reorganization as follows:

Reorganization	Allocation of Expenses
Columbia High Yield Fund, Variable Series	$0
Nations High Yield Bond Portfolio	$46,535

For more information about the Reorganization and the Reorganization Agreement, see "More Information about the Reorganization – Description of the Reorganization Agreement."

Overview of Investment Objectives and Principal Investment Strategies

The investment objective and principal investment strategies of the Fund and Acquiring Fund are similar. Shareholders should note that on or about the time of Closing, it is expected that Nations High Yield Bond Portfolio will be renamed Columbia High Yield Fund, Variable Series and Nations Separate Account Trust will be renamed Columbia Funds Variable Insurance Trust I. These anticipated changes are not expected to alter the investment objective or principal investment strategies of the Acquiring Fund.

The Fund and Acquiring Fund both seek a high level of current income (in the case of the Acquiring Fund, maximum income) by investing in primarily lower-rated fixed income securities (also sometimes known as "high yield debt securities" or "junk bonds"). The Fund additionally includes capital appreciation as a secondary goal when consistent with the goal of high current income, whereas the Acquiring Fund does not additionally include capital appreciation as a secondary goal.

Both the Fund and Acquiring Fund pursue their investment objectives by investing at least 80% of their respective assets in high yield debt securities, which are debt securities rated below investment grade, i.e., "BB" or lower by S&P. Both the Fund and Acquiring Fund tend to invest in "upper tier" high yield debt securities, which are securities rated "BB" or "B" by S&P. Unlike the Fund, however, the Acquiring Fund reserves the right to also invest in foreign high yield debt securities, such as U.S. dollar-denominated foreign corporate high yield debt securities, including private placements.

As a principal investment strategy, the Fund also may purchase derivative instruments, such as futures, options, swap contracts and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. The Acquiring Fund does not reserve the right to invest in derivatives as part of its principal investment strategy.

As a principal investment strategy, the Acquiring Fund also may purchase zero-coupon bonds, U.S. government obligations and up to 20% of its assets in equity securities. The Fund does not reserve the right to invest in zero-coupon bonds, U.S. government obligations and equity securities as part of its principal investment strategy.

The Fund's average weighted maturity, which is the average length of time until the debt securities held by the Fund reaches maturity, will vary from time to time depending on current market conditions and the Adviser's assessment of probable changes in interest rates. The Acquiring Fund is not managed relative to its average weighted maturity.

Neither the Fund nor the Acquiring Fund are managed to a specific duration, which is a measure used to estimate how much a fund's net asset value will fluctuate in response to a change in interest rates. However, the Acquiring Fund's duration will generally track the CSFB High Yield Index, an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market.

5

For additional information about the similarities and differences between the investment objectives and principal investment strategies of the Fund and Acquiring Fund, see "More Information about the Reorganization – Comparison of Investment Objectives and Principal Investment Strategies."

Overview of Service Providers

Columbia Management Advisors, LLC ("CMA"), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the investment adviser to the Fund and Acquiring Fund and to other mutual funds in the Columbia Funds Complex. CMA also serves as administrator of the Fund and Acquiring Fund.

MacKay Shields LLC ("MacKay Shields"), located at 9 West 57th Street, New York, NY 10019, serves as the investment sub-adviser to the Acquiring Fund. MacKay Shields was founded in 1938 and is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company.

The Fund and Acquiring Fund are distributed by Columbia Management Distributors, Inc. ("CMD"), a registered broker-dealer located at One Financial Center, Boston, Massachusetts 02111.

Columbia Management Services, Inc., also known as Columbia Funds Services ("CFSI"), is the transfer agent for the Fund's and Acquiring Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. CFSI is located at One Financial Center, Boston, Massachusetts 02110.

State Street Bank and Trust Company ("State Street"), located at 2 Avenue De Lafayette, Boston, Massachusetts 02111-2900, is the custodian for the assets of the Fund and Acquiring Fund.

PricewaterhouseCoopers LLP ("PwC"), located at 125 High Street, Boston, MA 02110, serves as the Fund's and Acquiring Fund's independent registered public accounting firm.

For additional information about the service providers, see the discussion under "More Information about the Reorganization – Comparison of Service Providers."

Overview of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

The purchase, redemption, distribution, exchange and other policies and procedures of each share class of the Acquiring Fund at Closing will be substantially similar to those of the corresponding designated share class of the Fund prior to the Reorganization, with the exceptions discussed under "More Information about the Reorganization – Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services."

U.S. Federal Income Tax Consequences

It is expected that the Reorganization will be treated as a "reorganization" for U.S. federal income tax purposes. As such, the Reorganization will not be taxable for such purposes to the Fund, the Acquiring Fund, or their respective shareholders. Regardless of whether the Reorganization so qualifies, holders of Fund shares through variable annuity and life insurance contracts will not be affected by the Reorganization for such purposes. See "More Information about the Reorganization – Material U.S. Federal Income Tax Consequences" for additional information. Since its inception, the Fund and Acquiring Fund each believe it has qualified as a "regulated investment company" under the Code. Accordingly, the Fund and Acquiring Fund each believe it has been, and expects to continue to be, relieved of any U.S. federal income tax liability on its taxable income and any gains distributed to shareholders.

Principal Risk Factors

The following compares the principal investment risks of the Fund and the Acquiring Fund. In some instances, a risk described by the Fund is similar to the risk described by an Acquiring Fund, but identified by different name. For example, "investment strategy risk" applicable to the Acquiring Fund is similar to "management risk" applicable to the Fund. In those instances, the risk, as identified by the Fund, appears in

6

parentheses (i.e., investment strategy (management) risk). A more detailed risk description follows the comparisons below.

The Fund and Acquiring Fund are each subject to investment strategy (management and market) risk, credit (issuer) risk and interest rate risk. The Fund is additionally subject to derivatives risk. The Acquiring Fund is additionally subject to liquidity risk, foreign investment risk and changing distribution levels.

Description of Principal Investment Risks

•  Investment strategy (management and market) risk—Investment strategy risk is the risk that the value of the investments that the portfolio manager (or team) chooses will not rise as high as the portfolio manager (or team) expects, or will fall. Additionally, the security prices in a market, sector or industry may fall, reducing the value of a shareholder's investment. Because of this risk, there is no guarantee that the Fund or Acquiring Fund will achieve its investment objective or perform favorably among comparable funds.

•  Credit (issuer) risk—The types of securities in which the Fund and Acquiring Fund typically invest are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss. These securities also can be subject to greater price volatility. In addition changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

•  Interest rate risk—The prices of fixed income securities will tend to fall when interest rates rise. In general fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms. Interest rate risk is generally greater for bonds with longer maturities.

•  Derivatives risk—Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives also may increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions.

•  Liquidity risk—There is a risk that a security held by the Acquiring Fund cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

•  Foreign investment risk—Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

•  Changing distribution levels—The level of monthly income distributions paid by the Acquiring Fund depends on the amount of income paid by the securities the Acquiring Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

MORE INFORMATION ABOUT THE REORGANIZATION

Description of the Reorganization Agreement

As noted in the Summary of Proposed Reorganization, the Reorganization Agreement is the governing document of the Reorganization. Among other things, it provides for: (i) the transfer of all of the assets and liabilities

7

of the Fund to the Acquiring Fund in exchange for shares of a designated class of shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of the Fund. The Reorganization Agreement also sets forth representations and warranties of the parties, describes the mechanics of the transaction and includes a number of conditions to the completion of the Reorganization, such as the requirement that a good standing certificate be obtained by each party and that no stop-orders or similar regulatory barriers have been issued by the SEC. The completion of the Reorganization also is conditioned upon each party receiving an opinion from Morrison & Foerster LLP to the effect that each Reorganization will qualify as a "reorganization" for U.S. federal income tax purposes.

If approved by the shareholders of the Fund, the Closing is expected to occur on or about May 1, 2006, or such other date as the parties may agree under the Reorganization Agreement. Below is a summary of key terms of the Reorganization Agreement.

•  The Fund will transfer all of the assets and liabilities attributable to each designated share class to the Acquiring Fund in exchange for shares of a designated class of shares of the Acquiring Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

•  The Reorganization will occur on the next business day after the time when the assets of the Fund are valued for the purposes of the Reorganization.

•  The shares of each designated class of shares of the Acquiring Fund received by the Fund will be distributed to the shareholders of the corresponding designated class of the Fund pro rata in accordance with their percentage ownership of such designated class of shares of the Fund in complete liquidation of the Fund.

•  The Reorganization requires approval by the Fund's shareholders and satisfaction of a number of other conditions; the Reorganization may be terminated at any time by mutual agreement.

A copy of the Reorganization Agreement is available at no charge by calling the number set forth on the cover page of this Proxy/Prospectus or writing Liberty Variable Investment Trust or Nations Separate Account Trust at the address listed on the first page of the Proxy/Prospectus.

Reasons for the Reorganization and Other Considerations

FleetBoston Financial Corporation ("FleetBoston") was acquired by Bank of America Corporation. As a result of the acquisition, certain mutual funds previously offered separately in the Columbia Funds complex are now offered together in the same distribution and sales channels. Because several funds have overlapping investment objectives and principal investment strategies, and many of the same individuals are responsible for the day-to-day management of overlapping funds, CMA is proposing to reduce overlap and streamline the Columbia Funds complex by combining like funds.

By reducing substantial overlap, CMA believes it can realize certain efficiencies in fund marketing, distribution and sales and also reduce potential confusion among investors about investment choices. CMA also believes that the potential realization of certain efficiencies and reduction in potential confusion among investors will allow the Acquiring Fund to further grow in asset size, which will potentially benefit shareholders to the extent that the increase of fund assets results in financial and operational efficiencies and allows the Acquiring Fund to participate in greater investment opportunities.

Board Consideration

Management presented the proposed Reorganization to the Board of Trustees of Liberty Variable Investment Trust for consideration at a meeting held on February 8, 2005. For the reasons discussed herein, the Board, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act), determined that the interests of the shareholders of the Fund would not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Fund and its shareholders.

8

The Board of Liberty Variable Investment Trust approved the Reorganization upon consideration of a number of factors, including the following:

•  Management's continuing initiative to streamline and improve product offerings and reduce overlap in the Columbia Funds complex by eliminating overlapping funds and clarifying investor choices;

•  Various potential shareholder benefits of the Reorganization (e.g., the opportunity to attract more assets and achieve greater economies of scale and greater diversification of assets thereby reducing exposure to risks);

•  The current asset levels of the Fund and Acquiring Fund and the combined pro forma asset level of the Acquiring Fund;

•  The relative historical investment performance of the Fund and Acquiring Fund, although no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Reorganization;

•  The expense ratios and information regarding fees and expenses of each Fund share class and its corresponding Acquiring Fund share class before and after the Reorganization, and that, in each case, the total operating expense ratios of the Acquiring Fund share class were (after contractual fee waivers and/or expense reimbursements) expected to be lower than those of the corresponding Fund share class;

•  The possibility that the increased asset size of the Acquiring Fund on a post-Reorganization basis could provide the Acquiring Fund with more trading leverage and opportunities to purchase larger securities positions and participate in greater investment opportunities;

•  Whether the Reorganization would dilute the interests of the Fund's shareholders;

•  The similarities and differences in investment objectives, strategies, and risks of the Fund as compared with those of the Acquiring Fund;

•  The similarities and differences in each Fund share class as compared with its corresponding Acquiring Fund share class;

•  CMA's commitment, until the first anniversary of the Reorganization, to waive a portion of the Acquiring Fund's expenses and, for Class A Shares of the Acquiring Fund, to waive permanently all Rule 12b-1 fees after Closing;

•  The fact that the shareholders of the Fund will experience no change in shareholder services as a result of the Reorganization;

•  Various other aspects of the Reorganization and the Reorganization Agreement; and

•  The tax consequences of the Reorganization to the Fund and its shareholders, including the expected tax-free nature of each transaction for U.S. federal income tax purposes.

The Board also considered the future and potential benefits to CMA and its affiliates in that its costs to advise and administer the Acquiring Fund may be reduced if the Reorganization is approved.

THE BOARD RECOMMENDS THAT SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT.

CMA proposed the Reorganization to the Nations Separate Account Trust Board at a meeting held May 4-5, 2005. The Nations Separate Account Trust Board, all of whose members are not "interested persons" (as defined in the 1940 Act), also approved the Reorganization, having determined that the interest of shareholders of the Acquiring Fund would not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of the Acquiring Fund and its shareholders.

9

Comparison of Investment Objectives and Principal Investment Strategies

Below describes the investment objectives and principal investment strategies of the Fund and the Acquiring Fund. The Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities in light of the fact that Fund and Acquiring Fund have compatible investment objectives or strategies.

Fund	Acquiring Fund
Principal Investment Strategies	Columbia High Yield Fund, Variable Series—The Fund seeks a high level of current income by investing primarily in lower-rated fixed income securities. Capital appreciation is a secondary goal when consistent with the goal of high current income.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds, debentures and notes, that are rated below investment grade, i.e., BB or lower by Standard & Poor's (S&P), Ba or lower by Moody's Investors Service, Inc. (Moody's), or unrated securities which the Fund's investment advisor has determined to be of comparable quality. Such lower rated securities are commonly referred to as "junk bonds." The Fund invests primarily in lower-rated securities that are considered to be "upper tier," which means securities that are rated BB or B by S&P or Ba or B by Moody's. No more than 10% of the Fund's total assets will normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.
While credit ratings are an important factor in evaluating lower-rated securities, the advisor also considers a variety of other factors when selecting portfolio securities for the Fund. These factors may include the issuer's experience and managerial strength, its changing financial condition, its borrowing requirements and debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Because of the number of considerations involved in investing in lower-rated debt securities, the success of the Fund in achieving its investment goals may be more dependent upon the advisor's credit analysis than would be the case if the Fund invested in higher-quality debt securities.
The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.
The Fund's average weighted maturity will vary from time to time depending on current market conditions and the advisor's assessment of probable changes in interest rates.	Nations High Yield Bond Portfolio—The Acquiring Fund seeks maximum income by investing in a diversified portfolio of high yield debt strategies.
Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in domestic and foreign corporate high yield debt securities. These securities are not rated investment grade, but generally will be rated "BB" or "B" by Standard & Poor's Corporation. The team may choose unrated securities if it believes they are of comparable quality at the time of investment. The Acquiring Fund is not managed to a specific duration. Its duration will generally track the CSFB High Yield Index.
The Acquiring Fund invests primarily in:
• Domestic corporate high yield debt securities, including private placements
• U.S. dollar-denominated foreign corporate high yield debt securities, including private placements
• Zero-coupon bonds
• U.S. government obligations
• Equity securities (up to 20% of its assets), which may include convertible securities.

10

Comparison of Investment Policies and Limitations

The fundamental investment policies of the Fund and the Acquiring Fund are substantially identical. For a detailed comparison of the fundamental investment policies of the Fund and the Acquiring Fund, see Appendix B to this Proxy/Prospectus.

Comparison of Performance

The bar charts in Appendix C show how the Fund and Acquiring Fund performed for various periods ending December 31, 2005. The bar charts show how the performance of each Fund's and Acquiring Fund's return has varied from year to year. The returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did. Of course, past performance is not an indication of future results. The tables show average annual total returns before taxes for the one-, five- and ten-year periods (or the life of the fund) ending December 31, 2005 for the Class A and Class B shares of the Fund and the Acquiring Fund.

Comparison of Forms of Business Organizations and Governing Law

Columbia High Yield Fund, Variable Series is an open-end diversified series of Liberty Variable Investment Trust which is organized as a Massachusetts business trust and is governed by a Board of Trustees consisting of eleven members

Nations High Yield Bond Portfolio is an open-end diversified series of Nations Separate Account Trust, which is a Delaware statutory trust and is governed by a Board of Trustees consisting of five members.

The chart in Appendix D provides additional information with respect to the similarities and differences in the forms of organization of the entities.

Comparison of Service Providers

The Fund and the Acquiring Fund have identical service providers, except with respect to an investment sub-adviser. The Acquiring Fund is served by MacKay Shields as investment sub-adviser. The Fund does not have an investment sub-adviser. The table below shows the service providers for the Fund and Acquiring Fund after the Reorganizations.

	Fund	Acquiring Fund
Investment Adviser	CMA	CMA

Investment Sub-Adviser	N/A	MacKay Shields

Distributor	CMD	CMD

Administrator	CMA	CMA

Custodian	State Street	State Street

Transfer Agent	CFSI	CFSI

Independent Registered Public Accounting Firm	PwC	PwC

The Fund's Portfolio Managers

Kurt M. Havnaer, a vice president of CMA, is co-manager for the Fund and has co-managed the Fund since May 2004 and served as co-manager from April 2003 to March 2004. Mr. Havnaer was on a leave of absence for the period March 2004 to April 2004. Mr. Havnaer co-managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, from September 2000 to April 2003. Mr. Havnaer has been associated with CMA or its predecessors since 1996.

Jeffrey L. Rippey, a managing director of CMA and head of CMA's Portland High Yield Team, is the manager for the Fund and has managed or co-managed the Fund since it commenced operations in April 2003. Mr. Rippey managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, from March 1998 to April 2003. Mr. Rippey has been associated with CMA or its predecessors since 1981.

The Acquiring Fund's Portfolio Managers

MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for the Acquiring Fund.

11

J. Matthew Philo, CFA, is a Senior Managing Director of MacKay Shields and is a Portfolio Managers/Research Analyst on the High Yield Portfolio Management Team. Mr. Philo was promoted to Senior Managing Director in the fourth quarter of 2004 and promoted to Managing Director in the first quarter of 2000. Mr. Philo joined MacKay Shields in 1996 from Thorsell, Parker Partners Inc. where he was an analyst and portfolio manager focusing on mid-cap companies. He was previously with Moran Asset Management as an equity portfolio manager and analyst. Mr. Philo became a holder of the Chartered Financial Analyst designation in 1993. He received a BA in Economics from the State University of New York at Albany and an MBA in Finance from New York University. Mr. Philo has been in the investment management and research industry since 1984.

Investment Advisory and Sub-Advisory Fees

CMA serves as the investment adviser for the Fund Complex and the Acquiring Fund. The advisory fee is computed daily and paid monthly based on average daily net assets. The table below sets forth the maximum advisory fees and breakpoints applicable to the Fund and the Acquiring Fund.

Fund	Rate of Compensation
Columbia High Yield Fund, Variable Series	0.60% for assets less than $500 million
0.55% for assets greater than $500 million but less than $1 billion
0.52% for assets greater than $1 billion but less than $1.5 billion
0.49% for assets greater than $1.5 billion

Acquiring Fund
Nations High Yield Bond Portfolio	0.55% - all asset levels

For the Acquiring Fund, CMA pays MacKay Shields from its own investment advisory fee, an investment sub-advisory fee for sub-advising the Acquiring Fund at the rate of: 0.40% of average daily net assets of the Acquiring Fund up to and including $100 million; 0.375% of average daily net assets of the Acquiring Fund in excess of $100 million and up to and including $200 million; and 0.35% of average daily net assets of the Acquiring Fund in excess of $200 million.

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

The chart below shows the share class mapping of a Fund to the Acquiring Fund.

Fund	Acquiring Fund
Class A Shares Class B Shares	Class A Shares Class B Shares (shell class)

For details on these aspects of the various Fund and Acquiring Fund share classes, shareholders should consult their Fund or Acquiring Fund prospectuses, as supplemented.

The purchase, redemption, distribution and exchange policies of the Funds' share classes are substantially identical to those of the corresponding Acquiring Funds, except for the differences noted below.

•  The Acquiring Fund has adopted a plan under Rule 12b-1 under the 1940 Act to pay for marketing and distribution of the Acquiring Fund's Class A Shares. The Fund has not adopted a Rule 12b-1 plan for its Class A Shares. It is expected that the Board of Nations Separate Account Trust will consider eliminating the Rule 12b-1 plan for the Acquiring Fund's Class A shares. If the Board approves the elimination of the plan, such elimination would be effective on or before Closing. If the Board does not approve the elimination of such plan, CMD and/or its affiliates has contractually committed to permantly waive all Rule 12b-1 fees for the Aquiring Fund's Class A Shares effective on or before Closing. Such contractual commitment may not be discontinued without prior approval by the Acquiring Fund's Class A shareholders.

Material U.S. Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to Fund shareholders. It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not

12

address any state, local or foreign tax consequences of the Reorganization. A Fund shareholder's tax treatment may vary depending upon its particular situation. A Fund shareholder also may be subject to special rules not discussed below if it is a certain kind of Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

None of the parties have requested or will request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service could adopt positions contrary to those discussed below and such positions could be sustained. Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the Reorganization to them, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification of the Reorganization as a "Reorganization" under the Code

The obligation of the parties to consummate the Reorganization is conditioned upon their receipt of an opinion of Morrison & Foerster LLP substantially to the effect that:

The obligation of the parties to consummate the Reorganization is conditioned upon their receipt of an opinion of Morrison & Foerster LLP generally to the effect that the Reorganization will qualify as a "reorganization" under Section 368(a) of the Code, with respect to the Acquiring Fund and the Fund, and that, for U.S. federal income tax purposes, generally:

•  Neither the Acquiring Fund nor the Fund will recognize any gain or loss as a result of the Reorganization.

•  A Fund shareholder will not recognize any gain or loss as a result of the receipt of Fund shares in exchange for such shareholder's Fund shares pursuant to the Reorganization.

•  A Fund shareholder's aggregate tax basis in the Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in the Fund shares held immediately before the Reorganization.

•  A Fund shareholder's holding period for the Fund shares received pursuant to the Reorganization will include the period during which such shareholder held its Fund shares.

•  The Acquiring Fund's tax basis in the Fund assets received pursuant to the Reorganization will equal the tax basis of such assets in the hands of the Fund immediately prior to the Reorganization, and the Acquiring Fund's holding period for such assets will include the period during which the Fund held such assets.

Notwithstanding the foregoing, holders of shares of the Fund through variable annuity and life insurance contracts will not be affected for U.S. federal income tax purposes by the Reorganization, regardless of whether the Reorganization qualifies as a "reorganization" for such purposes.

The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by each party, including representations in a certificate to be delivered by the management of each party, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion. The opinion will be qualified to reflect that the Code requires that certain contracts or securities (including, in particular, futures contracts, certain foreign currency contracts, "non-equity" options and investments in "passive foreign investment companies") to be marked-to-market (treated as sold for their fair market value) at the end of a taxable year (or upon their termination or transfer), and the Fund's taxable year will end as a result of the Reorganization.

13

Status as a Regulated Investment Company

Since its formation, each of the Fund and the Acquiring Fund believes it has qualified as a separate "regulated investment company" under the Code. Accordingly, each of the Fund and Acquiring Fund believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders.

U.S. Federal Income Taxation of an Investment in the Acquiring Fund

The following discussion summarizes the U.S. federal income taxation of an investment in an Acquiring Fund and is not intended as a substitute for careful tax planning. Contract owners and policy holders should consult their own tax advisors with respect to their specific tax situations. Contract owners and policy holders also should review the prospectus and other information provided to them from their participating Insurance Company regarding the federal income taxation of any contract owner's variable annuity contract (a "VA Contract") or variable life insurance policy (a "VLI Policy") .

As described by each participating Insurance Company, individual holders of VA Contracts or VLI Policies may qualify for favorable tax treatment. As long as a VA Contract or VLI Policy maintains favorable tax treatment, contract owners and policy holders will only be taxed on their investment in the Acquiring Fund through a VA Contract or VLI Policy. In order to qualify for such treatment, among other things, the separate accounts of the participating Insurance Companies, which maintain and invest net proceeds from the VA Contracts and VLI Policies, must be adequately diversified. The Acquiring Fund intends to be operated in a manner so that a separate account investing in Acquiring Fund shares on behalf of a holder of a VA Contract or VLI Policy will be adequately diversified.

Capitalization

The following table shows the total net assets, number of shares outstanding and net asset value per share of the Fund, the Acquiring Fund, and on a pro forma combined basis. This information is generally referred to as the "capitalization." The term "pro forma capitalization" means the expected capitalization of each Acquiring Fund after it has combined with its corresponding Fund, i.e., as if the Reorganizations had already occurred.

These capitalization tables are based on figures as of October 31, 2005. The ongoing investment performance and daily share purchase and redemption activity of the Fund and Acquiring Fund affects capitalization. Therefore, the capitalization on the Closing date may vary from the capitalization shown in the following tables. The accounting survivor in the Reorganization is the Acquiring Fund.

	Fund	Acquiring Fund	Pro Forma Adjustments		Pro Forma Acquiring Fund
Class A Shares
Net asset value	$7,734,350	$95,374,037	$(20,074	)(2)(3)	$103,088,313
Shares outstanding	802,548	9,040,456	(68,739	)(3)	9,774,265
Net asset value per share	$9.64	$10.55	—		$10.54
Class B Shares
Net asset value	$141,338,107	$—	$—	(3)	$141,338,107
Shares outstanding	14,658,088	—	(1,248,400	)(3)	13,409,688
Net asset value per share	$9.64	$—	$—		10.54

(1)  Assumes the Reorganization was consummated on October 31, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)  Adjustment reflects one time proxy, accounting, legal and other costs of the Reorganization in the amount of $46,535 and $0 to be borne by the Acquiring Fund and the Fund, respectively.

(3)  Class A shares of the Fund are exchanged for Class A shares of the Acquiring Fund, based on the net asset value per share of the Acquiring Fund Class A shares at the time of the merger. Class B shares of the Fund are exchanged for new class B shares of the Acquring Fund based on the net asset value per share of the Acquiring Fund's Class A shares at the time of the Reoganization.

14

VOTING MATTERS

General Information

This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Liberty Variable Investment Trust. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Liberty Variable Investment Trust also may solicit proxies by telephone or otherwise. Shareholders may submit their proxy by following the instructions shown on the proxy ballot. Any shareholder submitting a proxy may revoke it at any time before it is exercised at the Meeting by submitting a written notice of revocation addressed to one of the parties at the address shown on the cover page of this Proxy/Prospectus, or a subsequently executed proxy or by attending the Meeting and voting in person.

Only shareholders of record at the close of business on January 19, 2006 will be entitled to vote at the Meeting. On that date, the number of Fund shares outstanding and entitled to be voted are: 16,767,978.

Each whole and fractional share of a Fund is entitled to a whole or fractional vote.

If the accompanying proxy ballot is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

As noted under "VOTING MATTERS—General Information," Keyport Life Insurance Company, Sun Life Assurance Company of Canada (U.S.), American Skandia Life Insurance Co., American Enterprise Life Insurance, IDS Life Insurance Company and other insurance companies (the "Insurance Companies") have voting rights with respect to all Fund shares held in the separate accounts, which are registered as unit investment trusts under the 1940 Act and where the Insurance Companies set aside and invest the assets of certain of its insurance contracts. To the extent required by federal securities laws or regulations, the Insurance Companies will: (i) notify each Owner (i.e., each VA Contract owner or each VLI Policy holder) of the Meeting if the shares held for that Owner's contract may be voted; (ii) send proxy materials and a form of instructions that each Owner can use to tell its Insurance Company how to vote the Fund shares held for such contract; (iii) arrange for the handling and tallying of proxies received from the Owners; (iv) vote all Fund shares attributable to each Owner's contract according to instructions received from such Owner; and (v) vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received. Because the Insurance Companies may vote all Fund shares even if only a small number of Owners forward voting instructions to the Insurance Companies, it is possible that a small number of owners dictate the outcome of the vote on the proposed Reorganization Agreement.

Information About the Meeting and the Voting and Tabulation of Proxies

All proxies solicited by or on behalf of the Board of Liberty Variable Investment Trust that are properly executed and returned in time to be voted at the Meeting will be voted at the Meeting as instructed on the proxy. If a shareholder simply signs and returns the voting instruction card, it will be treated as an instruction to vote the shares represented thereby in favor of the proposal. The shares for which no voting instruction cards are returned will be voted in the same proportion as the shares for which voting instruction cards are returned.

Any proxy may be revoked at any time prior to its being exercised by written notification received by Liberty Variable Investment Trust's Secretary, by the execution of a later dated proxy, or by attending the Meeting and voting in person.

Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Funds as tellers for the Meeting (the "Tellers"). Thirty percent (30%) of the shares of the Fund outstanding on the record date and entitled to vote, present at the Meeting in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Fund.

Approval of the proposal requires the affirmative vote of a "majority of the outstanding voting securities" of a Fund entitled to vote on such proposal. As defined by the 1940 Act, a "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are represented at the Meeting in person or by proxy, or (ii) more

15

than 50% of the Fund's outstanding shares, whichever is less. Only shareholders of record on December 31, 2005, may vote.

In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions, and "broker non-votes," as shares that are present and entitled to vote. Withheld authority, abstentions and broker non-votes have the effect of a vote "against" the proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power, and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Adjournments

If a quorum is not present at the Meeting, the Meeting will be adjourned to permit further solicitation of proxies. In the event that a quorum is present at the Meeting but sufficient votes to approve any of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. A shareholder vote may be taken on the proposal referred to above prior to such adjournment if sufficient votes have been received and it is otherwise appropriate. Any such adjournment will require the affirmative vote of a majority of those shares voted at the Meeting (without regard to abstentions and broker non-votes). If a quorum is present, the persons named as proxies will vote those proxies that entitle them to vote for any such proposal in favor of such adjournment and will vote those proxies that require them to vote for rejection of any such proposal against any such adjournment.

Submission of Proposals from Shareholders at Future Meetings

The Fund does not regularly hold annual shareholder meetings, but may from time to time schedule special meetings. In accordance with the regulations of the SEC, in order to be eligible for inclusion in the Fund's proxy statement for such a meeting, a shareholder proposal must be received a reasonable time before the Fund prints and mails its proxy statement.

You may submit shareholder proposals c/o the Secretary of Liberty Variable Investment Trust, One Financial Center, Boston, Massachusetts 02111-2621.

Principal Shareholders

The table below shows the name, address and share ownership of each person known to Liberty Variable Investment Trust and Nation Separate Account Trust to have ownership with respect to 5% or more of a class of each Fund and Acquiring Fund as of December 31, 2005. Each shareholder is known to own as of record the shares indicated below. Any shareholder known to the Trusts to own such shares beneficially is designated by an asterisk.

Fund Name/Class	Name And Address	Total Shares	Percentage of Class	Percentage of Fund (All Classes)	Percentage of Acquiring Fund Post Closing
Columbia High Yield Fund VS-A	American Skandia Life Assurance Co Attn Alison Mitnick 1 Corporate Drive 9th Floor Shelton Ct 06484	63,733.948	8.36%	0.38%	0.24%

Columbia High Yield Fund VS-A	Keyport C/O Sun Life Financial PO Box 9133 Wellesley Hills Ma 02481-9133	86,189.330	11.31%	0.51%	0.32%

Columbia High Yield Fund VS-A	Sun Life Assurance Company Of Canada (U.S) C/O Sun Life Financial PO Box 9133 Wellesley Hills Ma 02481-9133	526,344.590	69.06%	3.14%	1.98%

16

Fund Name/Class	Name And Address	Total Shares	Percentage of Class	Percentage of Fund (All Classes)	Percentage of Acquiring Fund Post Closing
Columbia High Yield Fund VS-A	American Express - Managed Assets Trust: American Enterprise Life INS222 AXP Financial Center Minneapolis Mn 55474-0002	66,336.861	8.70%	0.40%	0.25%

Columbia High Yield Fund VS-B	American Express - Managed Assets Trust: American Enterprise Life INS1497 AXP Financial Center Minneapolis MN 55474-0014	2,547,253.656	15.93%	15.21%	9.60%

Columbia High Yield Fund VS-B	American Express - Managed Assets Trust: Ids Life Insurance Company 1497 AXP Financial Ctr Minneapolis MN 55474-0014	10,658,056.330	66.67%	63.64%	40.16%

Columbia High Yield Fund VS-B	Sun Life Assurance Company Of Canada (U.S.) C/O Sun Life Financial Po Box 9133 Wellesley Hills MA 02481-9133	1,594,791.508	9.98%	9.52%	6.01%

Nations High Yield Bond Portfolio	Variable Separate Account Of Anchor National Life Insurance Co PO Box 54299 Los Angeles CA 90054-0299	2,744,590.456	30.73%	30.73%	11.34%

Nations High Yield Bond Portfolio	Transamerica Life Insurance Co RIB III 4333 Edgewood Rd NE Attn Fmd Accounting Ms 4410 Cedar Rapids Ia 52499-0001	727,905.660	8.15%	8.15%	3.01%

Nations High Yield Bond Portfolio	Hartford Life Insurance Company Separate Account Two Attn David Ten Broeck P O Box 2999 Hartford Ct 06104-2999	5,165,634.158	57.84%	57.84%	21.34%

As of December 31, 2005, the officers and Trustees/Directors of each of the Trusts as a group did not own more than 1% of any class of the Funds or Acquiring Funds.

ADDITIONAL INFORMATION

Legal Proceedings

On February 9, 2005, BACAP (now known as CMA) and BACAP Distributors (now known as CMD) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order''). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website at http://www.sec.gov. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust, its Board of Trustees, the Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors. Neither Nations Separate Account Trust nor the Acquiring Fund were named in such suits. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings ("MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

17

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds, the Trustees, BACAP and BACAP Distributors and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds against BACAP and BACAP Distributors and others that asserts claims under the federal securities laws and state common law. Columbia Funds is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Columbia Funds Series Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. On Dec. 16, 2005 the court granted a motion dismissing Columbia Funds Series Trust.

Other Business

The Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies, which do not contain specific restrictions to the contrary, will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

Shareholders may find more information about the Fund and Acquiring Fund in the following documents:

•  Annual and semi-annual reports

  The annual and semi-annual reports contain information about the Fund's investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Funds' and Acquiring Fund's performance during the period.

•  SAIs

  The SAIs for the Fund and Acquiring Fund contain additional information about the Fund and Acquiring Fund and their permissible investments and policies. The SAIs are legally part of their prospectuses (they are incorporated by reference). Copies have been filed with the SEC.

  Shareholders may obtain free copies of these documents, request other information about the Acquiring Fund and make shareholder inquiries by contacting Nations Separate Account Trust:

  By telephone: (866) 348-1468

  By mail:
Nations Separate Account Trust
One Financial Center
Boston, MA 02111

  On the Internet: www.columbiafunds.com

  Shareholders may obtain free copies of these documents, request other information about the Fund and make shareholder inquiries by contacting Liberty Variable Investment Trust:

  By telephone: (866) 348-1468

  By mail:
Liberty Variable Investment Trust
One Financial Center
Boston, MA 02111

  On the Internet: www.columbiafunds.com

  Information about the Fund and Acquiring Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE, Room 1580 Washington, D.C. 20549.

18

APPENDIX A

GLOSSARY

Term Used in Proxy/Prospectus	Definition
1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Acquiring Fund	Nations High Yield Bond Portfolio of Nations Separate Account Trust.

Bank of America	Bank of America, N.A.

Board(s)	The Boards of Trustees of Nations Separate Account Trust and Liberty Variable Investment Trust

Closing	Closing of the Reorganization, expected to occur on or about May 1, 2006

CFSI	Columbia Funds Services, Inc.

CMD	Columbia Management Distributors, Inc.

CMA	Columbia Management Advisors, LLC

Columbia Funds complex	All portfolios in all open-end registered investment companies advised by CMA

Columbia Management Group	Columbia Management Group, LLC

Code	Internal Revenue Code of 1986, as amended

Fund	Columbia High Yield Fund,, Variable Series of Liberty Variable Investment Trust

Management	CMA and Columbia Management Group

Meeting	The shareholder meeting of the Fund that will be held at 10:00 a.m., Eastern time, March 8, 2006, at One Financial Center, Boston, Massachusetts

Proxy/Prospectus	This Combined Proxy Statement/Prospectus

PwC	PricewaterhouseCoopers LLP

Reorganization	The reorganization of the Fund into corresponding Acquiring Fund

Reorganization Agreement	The Agreement and Plan of Reorganization dated as of January 30, 2006, by and among: Nations Separate Account Trust, on behalf of Nations High Yield Bond Portfolio; Liberty Variable Investment Trust, on behalf of Columbia High Yield Fund, Variable Series and CMA

SAI	Statement of Additional Information

SEC	United States Securities and Exchange Commission

Trusts	Nations Separate Account Trust and Liberty Variable Investment Trust

A-1

APPENDIX B

COMPARISON OF FUNDAMENTAL POLICIES AND LIMITATIONS OF THE FUND AND THE ACQUIRING FUND

The Fund (Columbia High Yield Fund, Variable Series) may not:	The Acquiring Fund (Nations High Yield Bond Portfolio) may not:
1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.	1. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Acquiring Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.	2. Purchase or sell real estate, except the Acquiring Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.	3. Purchase or sell commodities, except that the Acquiring Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.	7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Acquiring Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund.

B-1

APPENDIX C

FUND AND ACQUIRING FUND PERFORMANCE

The bar charts below and on the following pages show an investor how the Fund and its corresponding Acquiring Fund have performed in the past, and can help shareholders understand the risks of an investment in the Fund and its corresponding Acquiring Fund. The Fund's or Acquiring Fund's past performance is no guarantee of how it will perform in the future. Each bar chart shows year by year total return (%) as of December 31 of each year.

C-1

Columbia High Yield Fund, Variable Series

	1 Year	5 Years	10 Years or Life of the Fund
Class A (%) Return Before Taxes	2.51%	6.11%	5.65%(1)
Merrill Lynch High Yield Index	2.83%	8.76%	5.46	%(3)
JP Morgan Developed BB High Yield Index	2.40%	8.95%	7.40	%(5)

Nations High Yield Bond Portfolio

	1 year	5 Years	10 Years or Life of the Fund
Fund (%) Return Before Taxes	2.15%	10.57%	8.50	%(2)
Credit Suisse High Yield Index	2.26%	9.83%	8.00	%(4)

(1)  The returns of Class A shares of the Fund include the returns of the shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, for periods prior to April 14, 2003. The Galaxy VIP Columbia High Yield Fund II shares were initially offered on March 3, 1998 and Class A shares of the Fund were offered on April 14, 2003

(2)  The inception date of Class A shares of Nations High Yield Bond Portfolio is July 7, 2000.

(3)  Performance information is from March 3, 1998

(4)  Performance information is from June 30, 2000

(5)  Performance information is from February 28, 1998

C-2

APPENDIX D

COMPARISON OF ORGANIZATIONAL DOCUMENTS AND GOVERNING LAW

As a series of Nations Separate Account Trust, a Delaware business trust, the Acquiring Fund is subject to the provisions of Nations Separate Account Trust's Amended and Restated Declaration of Trust and By-laws. As a series of Liberty Variable Investment Trust, a Massachusetts business trust, the Fund is subject to the provisions of Liberty Variable Investment Trust's current Agreement and Declaration of Trust and Bylaws. For convenience, declarations of trust and bylaws are referred to below generally as "Charter Documents." The provisions of the Liberty Variable Investment Trust and Nations Separate Account Trust Charter Documents are generally similar, but differ in some respects.

The following are summaries of the significant differences between Nations Separate Account Trust's Charter Documents and Delaware law, on the one hand, and Liberty Variable Investment Trust's Charter Documents and Massachusetts law, on the other. A comparison of the Liberty Variable Investment Trust's Charter Documents with those under which the Fund would operate following the Trust Reorganization also appears below. Except as noted, the Charter Documents of Nations Separate Account Trust are substantially similar to the Charter Documents of Liberty Variable Investment Trust, and the provisions of Delaware law are substantially similar to the provisions of Massachusetts law, insofar as such provisions affect the rights of shareholders of the Funds generally. For additional information regarding all of the differences, shareholders should refer directly to the Funds' organizational documents, copies of which may be obtained by contacting the applicable Fund at its address listed on the cover of this Prospectus/Proxy Statement or toll-free at 1-800-345-6611.

Comparison of Nations Separate Account Trust Charter Documents and Delaware Law to Liberty Variable Investment Trust Charter Documents and Massachusetts Law.

Shareholder Voting Rights, Interests, Meetings and Proxies. Liberty Variable Investment Trust's Declaration of Trust provides that shareholders holding at least 10% of the outstanding shares of the Trust may call meetings. Nations Separate Account Trust's Declaration of Trust also provides shareholders holding, in the aggregate, not less than 10% of the Interests of the Trust the right to call meetings upon written request.

Liberty Variable Investment Trust's Declaration of Trust provides that shareholders have the power to vote only (i) for the election or removal of Trustees, (ii) with respect to any investment adviser, (iii) with respect to any termination (by the shareholders) of the Trust or series or class thereof, (iv) with respect to any amendment (by the Trustees) to the Declaration of Trust that requires shareholder authorization, (v) with respect to derivative actions similar to a Massachusetts corporation, and (vi) with respect to any other matters required by law or deemed desirable by the Board of Trustees.

Nations Separate Account Trust's Declaration of Trust provides that shareholders have the power to vote only (i) for the election of Trustees, (ii) with respect to the investment contract, (iii) with respect to termination of the Trust, (iv) with respect to any amendment to the Declaration of Trust, (v) with the respect to any merger, consolidation, conversion or sale of assets, (vi) with respect to incorporation of the Trust, and (vii) with respect to such additional matters required by law or deemed necessary or desirable by the Board of Trustees.

A Trustee of Liberty Variable Investment Trust may be removed, with or without cause (i) at any meeting called for by such purpose by a vote of two-thirds the outstanding shares, (ii) by the holders of two-thirds of the outstanding shares by declaration in writing filed with the Custodian of the Securities of the Trust, or (ii) by vote of a majority of the Trustees then in office. A Trustee of Nations Separate Account Trust may be removed by the affirmative vote of the shareholders of two-thirds of the interest in the Trust or with cause by the action of two-thirds of the remaining Trustees.

Neither Liberty Variable Investment Trust nor Nations Separate Account Trust is required to hold annual shareholder meetings. Pursuant to the 1940 Act, vacancies on the Board of Trustees of both Liberty Variable Investment Trust and Nations Separate Account Trust may be filled by the Trustees unless, after filling such vacancy, less than two-thirds of the Trustees then holding office would have been elected to such office by the shareholders. The Board of Trustees of Liberty Variable Investment Trust or Nations Separate Account Trust, as

applicable, will call a meeting of shareholders to elect trustees whenever less than a majority of the trustees has been elected by shareholders.

Liberty Variable Investment Trust's Declaration of Trust provides that a quorum for a shareholder meeting is 30% of the shares entitled to vote, except that if any provision of law or the Declaration of Trust permits or requires that holders of any series or class shall vote as a series or class, then 30% of the number of shares of each series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class. Nations Separate Account Trust's Declaration of Trust provides that a quorum for a shareholder meeting is 33 1/3% of the shares entitled to vote, except that if any holders of any series or class shall vote as a class, then 33 1/3% of the shares of each series or class entitled to vote shall be necessary to constitute a quorum at a shareholders meeting of that series.

Liberty Variable Investment Trust's Declaration of Trust provides that written notice of a shareholder meeting must be given to shareholders not less than seven days before the date of such meeting. Nations Separate Account Trust's Declaration of Trust allows for notice personally, leaving it at his or her residence or usual place of business or by mailing to shareholders at least 20 business days and not more than 90 business days before the meeting.

A shareholder of Liberty Variable Investment Trust may put a voting proxy in place with no specified duration, compared with a maximum of eleven months, unless otherwise provided in the proxy, for shareholders of Nations Separate Account Trust.

Shareholder Liability. Liberty Variable Investment Trust's Declaration of Trust provides that any shareholder or former shareholder held to be personally liable solely by reason of his or her being or having been a shareholder and not because of is or her acts or omissions, his or her non-compliance with applicable federal tax law, or for some other reason, the shareholder or former shareholder shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability. Likewise, Nations Separate Account Trust's Declaration of Trust provides that any shareholder or former shareholder who is exposed to liability by reason of a claim relating solely to their status as a shareholder will be held harmless from and indemnified against all loss and expense arising from such claim. Liberty Variable Investment Trust's Declaration of Trust, unlike Nations Separate Account Trust's Declaration of Trust, requires that every note, bond, contract, instrument, certificate or undertaking made or issued by any Trustees or Trustee or by any officers or officer shall recite that the obligations of such instrument are not binding on any of them or the shareholders individually.

As Delaware limits shareholder liability by statute, and the likelihood of shareholder liability for obligations of Liberty Variable Investment Trust is considered remote, the differences between the Declarations of Trust are likely to be immaterial.

Trustees' Plenary Powers and Powers with Respect to Amendments, Mergers and Committees. Trustees of both Nations Separate Account Trust and Liberty Variable Investment Trust are responsible for managing the business of the Trust and have all powers necessary or convenient to carry out that responsibility.

Liberty Variable Investment Trust's Declaration of Trust may be amended at any time by a majority of the then Trustees provided notice of any amendment shall be mailed promptly to shareholders or record at the close of business on the effective date of the such amendment except that no notice must be made for amendments which supply any omission, cure any ambiguity or cure, correct or supplement any defective or inconsistent provision. Nations Separate Account Trust's Declaration of Trust may be amended by any instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the vote of shareholders holding more than 50% of the total interests entitled to vote. The Trustees of the Nations Separate Account Trust may also amend without vote or consent of the shareholders to change the name of the Trust, to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof, or to conform the Declaration of Trust to the requirements of applicable Federal or Delaware law, but the Trustees shall not be liable for failing to do so.

Nations Separate Account Trust, or any series thereof, may merge or consolidate into one or more business trusts or other business entities when and as authorized by no less than a majority of the Trustees and, at any meeting of Holders called for the purpose, by a Majority Interest Vote, or by an instrument or instruments in writing without a meeting, consented to by a Majority Interest Vote. According to the Nations Separate Account Trust Declaration of Trust, a Majority Interests Vote shall mean a vote, at a meeting of the shareholders of the Trust, or any series thereof, of the lesser of (i) 67% or more of the interests present or represented at such meeting, provided the shareholders of more than 50% of the interest in the Trust, or the series thereof, are present or represented by proxy or (ii) more than 50% of the interests in the Trust or series thereof. Because the Declaration of Trust of Liberty Variable Investment Trust does not expressly provide for Trust mergers or consolidations and because shareholders have the power to vote only on specifically enumerated matters in contrast to the Trustees' plenary powers, the Trustees of Liberty Variable Investment Trust have the power to cause the transactions described above without an affirmative shareholder vote.

Trustee Liability and Indemnification. Pursuant to Liberty Variable Investment Trust's Declaration of Trust, the Trustees are not personally liable for claims against the Trust or for any neglect or wrongdoing of any officer, agent, employee, investment adviser, or principal underwriter of the Trust. Each Trustee is not responsible for the act or omission of any other Trustee and may be liable only by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Liberty Variable Investment Trust will indemnify each of its Trustees and officers against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees, reasonably incurred by such person while in office or thereafter, by reason of the indemnified person's service as a Trustee or officer. Liberty Variable Investment Trust will not indemnify its Trustees and officers against any liability to the Trust or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of a final decision on the merits by an adjudicating body that such person is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office, no indemnification shall be permitted unless a determination that such person was not so liable shall have been made on behalf of the Trust by (i) the vote of a majority of the disinterested non-party Trustees, or (ii) an independent legal counsel as expressed in a written opinion.

Legal expenses may be paid from time to time by Liberty Variable Investment Trust in advance of the final disposition of any such proceeding if Liberty Variable Investment Trust receives an undertaking by the indemnified person to reimburse Liberty Variable Investment Trust in the event it is ultimately determined that the indemnified person is not entitled to such indemnification and (a) the indemnified person provides security for his undertaking, or (b) the Trust shall be insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party Trustees or an independent legal counsel, as expressed in a written opinion, determines, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnified person ultimately will be found entitled to indemnification.

Nations Separate Account Trust will indemnify Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, which in office or thereafter, by reason of his or her being or having been such a Trustee, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; provided however that as to any matter disposed of by a compromise payment by he indemnified person, pursuant to a consent decree or otherwise, no indemnification wither for said payment or for any other expenses shall be provided unless there has been a determination that such indemnified person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard o the duties involved in the conduct of his or her office by the court or other body approving the settlement r other disposition or by a reasonable determination, based upon a review of readily available facts, that he or she did not engage in such conduct by written opinion from independent legal counsel approved by the Trustees.

Trustees of Nations Separate Account Trust may make advance payments n connection with indemnification provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Statement of Additional Information

Dated January 30, 2006

Nations Separate Account Trust

One Financial Center

Boston, MA 02111

800-345-6611

(March 15, 2006 Special Meetings of Shareholders of Columbia High Yield Fund, Variable Series)

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of the Fund to be held on March 15, 2006.  Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Nations Separate Account Trust at the address or telephone number set forth above.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

Incorporation of Documents by Reference in Statement of Additional Information

Further information about the Class A and Class B shares of Nations High Yield Bond Portfolio and Columbia High Yield Fund, Variable Series is contained in, and incorporated herein by reference, their Statements of Additional Information dated May 1, 2005, as supplemented.

The audited financial statements and related Report of Independent Registered Public Accounting Firm for the fiscal year ended December 31, 2004 for the Fund and Acquiring Fund and the unaudited financial statements dated June 30, 2005 for the Fund and Acquiring Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

1

Table of Contents

General Information	3
Introductory Note to Pro Forma Financial Information	4

2

General Information

The Reorganization contemplates the transfer of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of designated classes of the Acquiring Fund.  The shares issued by the Acquiring Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of the Fund that are outstanding immediately before the closing of the Reorganization.  The Acquiring Fund will serve as the accounting survivor in the Reorganization.

Immediately after the Closing, the Fund will distribute the shares of the Acquiring Fund received in the Reorganization to its shareholders in liquidation of the Fund.  Each shareholder owning Fund shares at the Closing will receive shares of a designated class of the Acquiring Fund, and will receive any unpaid distributions that were declared before the Closing on the Fund shares.  If the Reorganization Agreement is approved and consummated, the Fund will transfer all of its assets and liabilities, as of the Closing, and all outstanding shares of the Fund will be redeemed and canceled in exchange for shares of the Acquiring Fund.

For further information about the transaction, see the “Summary of the Proposed Reorganization” and “More Information About the Reorganization — Description of the Reorganization Agreement” in the Proxy/Prospectus.

3

Introductory Note to Pro Forma Financial Information

The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Fund to the Acquiring Fund accounted for as if the transfer had occurred as of July 1, 2005.  In addition, the pro forma combined statement of operations has been prepared as if the transfer had occurred at the beginning of the 12-month fiscal period ended June 30, 2005 and based upon the proposed fee and expense structure of the Acquiring Fund.  The pro forma combined statement of operations has been prepared by adding the statement of operations for the twelve months ended June 30, 2005 for the Fund to the comparable statement of operations for the Acquiring Fund and making adjustments for changes in the expense structure of the combined fund.

The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Fund and the Acquiring Fund included or incorporated herein by reference in the Statements of Additional Information.

4

PRO-FORMA COMBINING INVESTMENT PORTFOLIO

June 30, 2005 (unaudited)

		Columbia High Yield Fund Variable Series		Nations Separate Account Trust High Yield Bond Portfolio		Nations Separate Account Trust High Yield Bond Portfolio
	% of net	Acquired Fund		Acquiring Fund		Pro Forma Combined
	Assets	Par	Value ($)	Par	Value ($)	Par	Value ($)
Asset backed securities	0.2%

Asset-backed - Other	0.2%
Gilroy Asset Receivable Loan
10.000% 09/30/14 (c)(i)		$—	$—	$395,048	$395,048	$395,048	$395,048
GT Telecome Racers Trust
9.755% 07/02/07 (c)(g)(k)		—	—	29,175	—	29,175	—
TOTAL Asset backed securities			—		395,048		395,048

		Shares		Shares		Shares
Common stocks	0.7%

Automotive	0.2%
Goodyear Tire & Rubber Co.		—	—	28,100	418,690	28,100	418,690

Health services	0.0%
Fountain View Inc.(c)(k)		—	—	56	896	56	896
			—		896		896
Hotels, Restaurants & Leisure	0.0%
Trump Entertainment Resorts, Inc.		—	—	3,089	42,011	3,089	42,011

Media	0.1%
Liberty Global, Inc., Class A		—	—	3,399	158,631	3,399	158,631

Metals and mining	0.1%
ACP Holding Co. (a)(c)		—	—	25,603	44,805	25,603	44,805
Thermadyne Holdings Corp. (c)		—	—	16,116	225,624	16,116	225,624
			—		270,429		270,429

Paper and forest products	0.0%
Abitibi-Consolidated Inc.		—	—	8,000	35,840	8,000	35,840

Software	0.0%
Quadramed Corp. (c)		—	—	35,026	60,945	35,026	60,945

Telecommunications services	0.3%
Globix Corp. (c)		—	—	81,009	200,092	81,009	200,092
Haights Cross Communicatins, Inc. (c)		—	—	6,000	342,000	6,000	342,000
Remote Dynamics Inc		—	—	1,774	2,590	1,774	2,590
			—		544,682		544,682

TOTAL Common stocks			—		1,532,124		1,532,124

		Par		Par		Par
Convertible bonds and notes	2.4%

Airlines	0.0%
Delta Air Lines, Inc.
8.000% 06/03/23 (a)		$—	—	$155,000	55,061	$155,000	55,061

Biotechnology	0.2%
Amgen, Inc.
03/1/32 (f)		—	—	445,000	321,463	445,000	321,463

Finance - Miscellaneous	0.1%
Providian Financial Corp.
3.250% 09/15/05		—	—	200,000	199,814	200,000	199,814

Health services	0.5%
Laboratory Corp.
09/11/21 (f)		—	—	1,135,000	844,735	1,135,000	844,735
Lincare Holdings Inc.
3.000% 06/15/33		—	—	170,000	174,116	170,000	174,116
Lincare Holdings Inc.
3.000% 06/15/33		—	—	85,000	87,058	85,000	87,058
			—		1,105,909		1,105,909

Networking and telecommunications equipment	0.5%
CIENA Corp.
3.750% 02/01/08		—	—	425,000	374,604	425,000	374,604
Nortel Networks Corp.
4.250% 09/01/08		—	—	615,000	575,025	615,000	575,025
Riverstone Networks, Inc.
3.750% 12/01/06(a)		—	—	105,000	99,243	105,000	99,243
			—		1,048,872		1,048,872

Semiconductors	0.8%
Amkor Technology, Inc.
5.750% 06/01/06		—	—	1,000,000	932,070	1,000,000	932,070
LSI Logic Corp.
4.000% 11/01/06 (a)		—	—	345,000	338,093	345,000	338,093
Sunshine Funded Bridge Loan
9.140% 05/31/06 (h)(i)		—	—	500,000	500,000	500,000	500,000
			—		1,770,163		1,770,163

Telecommunications services	0.3%
At Home Corp.
4.750% 12/15/06(d)		—	—	296,350	59,270	296,350	59,270
Satbirds
4.476% 05/01/14 (c)(i)			—	EUR 500,000	608,351	EUR 500,000	608,351
			—		667,621		667,621

TOTAL Convertible bonds and notes			—		5,168,903		5,168,903

Corporate bonds and notes	83.3%

Aerospace and defense	1.6%
BE Aerospace, Inc.
8.500% 10/01/10		—	—	$105,000	115,500	$105,000	115,500
BE Aerospace, Inc.
8.000% 03/01/08 (a)		—	—	120,000	120,000	120,000	120,000
BE Aerospace, Inc.
8.875% 05/01/11 (a)		—	—	210,000	218,925	210,000	218,925
L-3 Communications Corp.
6.125% 07/15/13		655,000	658,275	—	—	655,000	658,275
L-3 Communications Corp.
7.625% 06/15/12		960,000	1,022,400	—	—	960,000	1,022,400
Sequa Corp.
9.000% 08/01/09		—	—	185,000	203,500	185,000	203,500
Sequa Corp.
8.875% 04/01/08		—	—	110,000	118,250	110,000	118,250
TransDigm, Inc.
8.375% 07/15/11		1,025,000	1,078,812	—	—	1,025,000	1,078,812
			2,759,487		776,175		3,535,662

Airlines	0.4%
American Airlines, Inc.
7.377% 05/23/19		—	—	46,728	32,943	46,728	32,943
Delta Air Lines, Inc.
10.000% 08/15/08 (a)		—	—	110,000	42,625	110,000	42,625
Delta Air Lines, Inc.
10.375% 02/01/11		—	—	320,000	126,000	320,000	126,000
Delta Air Lines, Inc.
9.750% 05/15/21(a)		—	—	30,000	8,250	30,000	8,250
Delta Air Lines, Inc.
10.375% 12/15/22 (a)		—	—	175,000	48,125	175,000	48,125
Delta Air Lines, Inc.
8.300% 12/15/29 (a)		—	—	1,105,000	295,588	1,105,000	295,588
Northwest Airlines Inc.
9.875% 03/15/07 (a)		—	—	335,000	176,713	335,000	176,713
Northwest Airlines Inc.
10.000% 02/01/09 (a)				470,000	211,500	470,000	211,500
			—		941,744		941,744

Automotive	3.0%
Accuride Crop.
8.500% 02/01/15		275,000	268,813	—	—	275,000	268,813
Advanced Accessory Systems Corp.
10.750% 06/15/11		—	—	90,000	72,900	90,000	72,900
Amsted Industries Inc.
10.250% 10/15/11(a)		—	—	400,000	428,000	400,000	428,000

AutoNation, Inc.
9.000% 08/01/08		1,420,000	1,554,900	—	—	1,420,000	1,554,900
Collins & Aikman Corp.
10.750% 12/31/11(d)(m)		—	—	135,000	32,906	135,000	32,906
12.875% 08/15/12 (a)(d)(m)		—	—	715,000	28,600	715,000	28,600
Cooper Standard Auto
7.000% 12/15/12		—	—	105,000	96,075	105,000	96,075
Dana Corp.
9.000% 08/15/11		—	—	280,000	313,600	280,000	313,600
General Motors Corp.
8.375% 07/15/33		—	—	170,000	142,375	170,000	142,375
Series C
6.250% 07/15/33		—	—	1,000	21,100	1,000	21,100
Goodyear Tire & Rubber Co.
6.625% 12/01/06 (a)		—	—	225,000	226,688	225,000	226,688
Goodyear Tire & Rubber Co.
8.500% 03/15/07 (a)		—	—	55,000	57,200	55,000	57,200
Goodyear Tire & Rubber Co.
6.375% 03/15/08 (a)		—	—	130,000	128,700	130,000	128,700
Goodyear Tire & Rubber Co.
11.000% 04/30/10(i)		—	—	500,000	498,930	500,000	498,930
Goodyear Tire & Rubber Co.
12.500% 03/01/11(a)		—	—	905,000	1,010,745	905,000	1,010,745
Group 1 Automotive, Inc.
8.250% 08/15/13		450,000	454,500	—	—	450,000	454,500
Mark IV Industries, Inc.
7.500% 09/01/07		—	—	605,000	576,262	605,000	576,262
Tenneco Automotive, Inc.
8.625% 11/15/14		—	—	245,000	246,225	245,000	246,225
10.250% 07/15/13		—	—	120,000	135,600	120,000	135,600
TRW Automotive, Inc.
9.375% 02/15/13		320,000	355,200	—	—	320,000	355,200
			2,633,413		4,015,906		6,649,319

Beverages	1.7%
Constellation Brands, Inc.
8.000% 02/15/08		575,000	613,813	—	—	575,000	613,813
Constellation Brands, Inc.
8.125% 01/15/12		825,000	880,687	—	—	825,000	880,687
Constellation Brands, Inc.
8.625% 08/01/06		25,000	26,500	—	—	25,000	26,500
Cott Beverages, Inc.
8.000% 12/15/11		2,010,000	2,140,650	—	—	2,010,000	2,140,650
			3,661,650		—		3,661,650

Broadcasting and cable	4.9%
Adelphia Communications Corp.
10.250% 11/01/06 (d)		—	—	235,000	204,450	235,000	204,450
Adelphia Communications Corp.
9.375% 11/15/09(d)		—	—	170,000	150,875	170,000	150,875
Adelphia Communications Corp.
10.250% 06/15/11 (d)		—	—	335,000	303,175	335,000	303,175

Adelphia Communications Corp.
9.250% 10/01/05(d)		—	—	15,000	12,900	15,000	12,900
CanWest Media Inc.
8.000% 09/15/12		—	—	218,878	230,916	218,878	230,916
CanWest Media Inc., Series B
7.625% 04/15/13		—	—	280,000	300,300	280,000	300,300
DirecTV Holdings LLC
6.375% 06/15/15 (a)		115,000	114,281	—	—	115,000	114,281
DirecTV Holdings LLC
8.375% 03/15/13		1,476,000	1,630,980	—	—	1,476,000	1,630,980
EchoStar DBS Corp.
5.750% 10/01/08		605,000	603,488	—	—	605,000	603,488
EchoStar DBS Corp.
6.625% 10/01/14		1,075,000	1,061,562	—	—	1,075,000	1,061,562
Emmis Operating Co.
6.875% 05/15/12		675,000	669,938	—	—	675,000	669,938
Frontiervision LP Holdings
11.000% 10/15/06(d)		—	—	70,000	93,800	70,000	93,800
Frontiervision LP Holdings
11.875% 09/15/07(d)		—	—	260,000	359,450	260,000	359,450
LIN Television Corp.
6.500% 05/15/13		1,125,000	1,071,562	—	—	1,125,000	1,071,562
Ono Finance
10.500% 05/15/14 (a)		—	—	350,000	444,914	350,000	444,914
Paxson Communications Corp.
(0.000)% due 01/15/09 (e)		—	—	50,500	472,175	50,500	472,175
Quebecor Media, Inc.
11.125% 07/15/11		—	—	315,000	317,362	315,000	317,362
Quebecor Media, Inc.
(0.000)% due 07/15/11		—	—	120,000	133,200	120,000	133,200
Rogers Cable, Inc.
6.250% 06/15/13		625,000	623,438	—	—	625,000	623,438
Rogers Cable, Inc.
7.875% 05/01/12		1,110,000	1,207,125	—	—	1,110,000	1,207,125
Rogers Cable Inc.
11.000% 12/01/15		—	—	35,000	37,975	35,000	37,975
Rainbow National Services LLC
10.375% 09/01/14(a)		—	—	235,000	270,250	235,000	270,250
Shaw Communications, Inc., Class B
7.500% 11/20/13		—	—	365,000	326,605	365,000	326,605
Spanish Broadcasting System, Inc., Class A
9.625% 11/01/09		—	—	155,000	162,460	155,000	162,460
			6,982,374		3,820,807		10,803,181

Building materials	0.2%
Compression Polymers Holding Corp.
10.500% 07/01/13(a)		—	—	145,000	146,994	145,000	146,994
MMI Products, Inc.
11.250% 04/15/07		—	—	335,000	331,650	335,000	331,650
			—		478,644		478,644

Chemicals - Basic	1.4%
Equistar Chemicals, LP
7.550% 02/15/26		—	—	250,000	233,750	250,000	233,750
Equistar Chemicals, LP
10.125% 09/01/08		155,000	167,788	—	—	155,000	167,788
Equistar Chemicals, LP
10.625% 05/01/11		180,000	199,800	250,000	277,500	430,000	477,300
Geo Sub Corp.
11.000% 05/15/12		—	—	380,000	379,050	380,000	379,050
Lyondell Chemical Co.
9.500% 12/15/08		—	—	115,000	122,619	115,000	122,619
Lyondell Chemical Co.
10.500% 06/01/13 (a)		—	—	410,000	469,450	410,000	469,450
Millennium America Inc.
7.000% 11/15/06		—	—	125,000	127,812	125,000	127,812
Millennium America Inc.
7.625% 11/15/26		—	—	205,000	190,650	205,000	190,650
Terra Capital, Inc.
12.875% 10/15/08		—	—	350,000	413,875	350,000	413,875
Witco Corp.
7.750% 04/01/23		—	—	510,000	507,450	510,000	507,450
			367,588		2,722,156		3,089,744

Chemicals — Specialty	0.6%
Acetex Corp.
10.875% 08/01/09		—	—	553,000	583,415	553,000	583,415
Nalco Co.
7.750% 11/15/11		625,000	664,844	—	—	625,000	664,844

			664,844		583,415		1,248,259

Commercial services	3.6%
CB Richard Ellis Services, Inc.
9.750% 05/15/10		—	—	129,000	142,223	129,000	142,223
Chemed Corp.
8.750% 02/24/11		—	—	300,000	321,000	300,000	321,000
Corrections Corp. of America
7.500% 05/01/11		950,000	988,000	—	—	950,000	988,000
Corrections Corp. of America
6.250% 03/15/13		700,000	694,750	—	—	700,000	694,750
Dollar Financial Group Inc.
9.750% 11/15/11		—	—	365,000	375,950	365,000	375,950
9.750% 11/15/11(a)		—	—	50,000	51,438	50,000	51,438
Goodman Global Holding Co., Inc.
6.410% 06/15/12(a)(h)		—	—	75,000	73,125	75,000	73,125
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13 (a)		—	—	235,000	178,600	235,000	178,600
Interline Brands Inc.
11.500% 05/15/11		—	—	138,000	151,800	138,000	151,800
Iron Mountain, Inc.
7.750% 01/15/15		530,000	535,300	—	—	530,000	535,300
Iron Mountain, Inc.
8.625% 04/01/13		1,420,000	1,469,700	—	—	1,420,000	1,469,700

Language Line Inc.
11.125% 06/15/12		—	—	360,000	324,000	360,000	324,000
Stewart Enterprises, Inc.
6.250% 02/15/13(a)		785,000	779,113	—	—	785,000	779,113
United Rentals, Inc.
7.000% 02/15/14		125,000	119,375	—	—	125,000	119,375
United Rentals, Inc.
7.750% 11/15/13		835,000	818,300	—	—	835,000	818,300
Vertrue, Inc.
9.250% 04/01/14		—	—	310,000	308,450	310,000	308,450
Williams Scotsman, Inc.
10.000% 08/15/08		—	—	475,000	518,937	475,000	518,937
			5,404,538		2,445,523		7,850,061

Computers and office equipment	0.2%
Activant Solutions, Inc.
9.504% 04/01/10(a)(h)		—	—	150,000	156,937	150,000	156,937
Sungard Data Systems, Inc.
3.750% 01/15/09		—	—	330,000	299,475	330,000	299,475
4.875% 01/15/14		—	—	45,000	36,338	45,000	36,338
			—		492,750		492,750

Conglomerates	0.4%
Warner Music Group
7.375% 04/15/14		775,000	784,688	120,000	121,500	895,000	906,188

Construction	1.7%
Dayton Superior Corp.
10.750% 09/15/08		—	—	420,000	437,850	420,000	437,850
K. Hovnanian Enterprises, Inc.
6.000% 01/15/10		315,000	309,488	—	—	315,000	309,488
6.375% 12/15/14		270,000	266,625	—	—	270,000	266,625
6.500% 01/15/14		400,000	400,000	—	—	400,000	400,000
KB Home
5.875% 01/15/15		750,000	740,625	—	—	750,000	740,625
KB Home
7.750% 02/01/10		250,000	261,875	—	—	250,000	261,875
KB Home				—	—
8.625% 12/15/08		250,000	273,125			250,000	273,125
Toll Corp.				—	—
8.250% 02/01/11		325,000	344,500			325,000	344,500
Toll Corp.
8.250% 12/01/11		600,000	646,500	—	—	600,000	646,500
			3,242,738		437,850		3,680,588

Consumer services	0.4%
Bear Creek Corp.
9.000% 03/01/13 (a)		—	—	145,000	141,375	145,000	141,375
Jafra Cosmetics
10.750% 05/15/11		—	—	175,000	196,000	175,000	196,000
Protection One Alarm Monitoring
8.125% 01/15/09		—	—	340,000	327,250	340,000	327,250

Rent-Way, Inc.
11.875% 06/15/10		—	—	280,000	310,800	280,000	310,800
			—		975,425		975,425

Diversified electronics	0.1%
Knowles Electronics Holdings, Inc.
13.125% 10/15/09		—	—	130,000	131,787	130,000	131,787

Diversified manufacturing	0.5%
INVISTA
9.250% 05/01/12(a)		—	—	585,000	639,844	585,000	639,844
Lone Star Technologies, Inc.
9.000% 06/01/11		—	—	265,000	279,575	265,000	279,575
Mueller Holdings, Inc.
10.000% 05/01/12		—	—	250,000	262,500	250,000	262,500
			—		1,181,919		1,181,919

Electric power - Non nuclear	4.8%
AES Corp.
7.750% 03/01/14		1,680,000	1,818,600	—	—	1,680,000	1,818,600
AES Corp.
9.000% 05/15/15(a)		—	—	1,095,000	1,226,400	1,095,000	1,226,400
AES Eastern Energy LP
9.000% 01/02/17		—	—	250,431	289,874	250,431	289,874
AES Eastern Energy LP
9.670% 01/02/29		—	—	150,000	185,625	150,000	185,625
Caithness Coso Funding Corp.
9.050% 12/15/09		—	—	89,279	95,528	89,279	95,528
Calpine Corp.
9.875% 12/01/11(a)		—	—	150,000	117,000	150,000	117,000
Calpine Corp.
8.500% 07/15/10(a)		—	—	1,509,000	1,161,930	1,509,000	1,161,930
Cedar Brakes LLC
8.500% 02/15/14(a)		—	—	121,965	140,412	121,965	140,412
Cedar Brakes LLC
9.875% 09/01/13(a)		—	—	275,535	325,476	275,535	325,476
ESI Tractebel Acquisition Corp.
7.990% 12/30/11		—	—	129,000	136,740	129,000	136,740
Mirant Americas Generation LLC
8.300% 05/01/11 (d)		—	—	170,000	193,800	170,000	193,800
Mirant Americas Generation LLC
8.500% 10/01/21(d)		—	—	15,000	16,050	15,000	16,050
Mirant Americas Generation LLC
9.125% 05/01/31 (d)		—	—	145,000	156,963	145,000	156,963
Mirant Revolving Credit Facility
10.000% 01/15/06 (c)(d)(i)		—	—	100,000	75,292	100,000	75,292
Mirant Revolving Credit Facility
10.000% 07/17/05 (c)(d)(i)		—	—	252,551	206,334	252,551	206,334
Nevada Power Co.				—	—
5.875% 01/15/15(a)		275,000	275,000			275,000	275,000

Nevada Power Co.
6.500% 04/15/12		200,000	208,000	—	—	200,000	208,000
Northwestern Corp.
5.875% 11/04/04(a)		50,000	50,750	—	—	50,000	50,750
NRG Energy, Inc.
8.000% 12/15/13 (a)		—	—	388,000	409,340	388,000	409,340
PSEG Energy Holding LLC
8.625% 02/15/08		—	—	230,000	243,800	230,000	243,800
Reliant Energy, Inc.
9.250% 07/15/10		—	—	100,000	108,250	100,000	108,250
Spectrum Brands, Inc.
8.500% 10/01/13		—	—	455,000	475,475	455,000	475,475
TECO Energy, Inc.
6.750% 05/01/15(a)		575,000	608,063	—	—	575,000	608,063
7.000% 05/01/12		595,000	641,112	—	—	595,000	641,112
Texas Genco LLC
6.875% 12/15/14(a)		1,200,000	1,263,000	—	—	1,200,000	1,263,000
Tiverton Power Associates/Rumford Power Associates
9.000% 07/15/18 (a)		—	—	44,702	34,979	44,702	34,979
Western Resources
7.875% 05/01/07		—	—	80,000	85,148	80,000	85,148
			4,864,525		5,684,416		10,548,941

Enviromental control	0.6%
Allied Waste North America, Inc.
6.375% 04/15/11		825,000	787,875	—	—	825,000	787,875
Allied Waste North America, Inc.
6.500% 11/15/10		560,000	551,600	—	—	560,000	551,600
Allied Waste North America, Inc.
9.250% 09/01/12		67,000	72,025	—	—	67,000	72,025
			1,411,500		—		1,411,500

Exploration and production	4.7%
Chesapeake Energy Corp.
6.375% 06/15/15(a)		815,000	833,337	—	—	815,000	833,337
Chesapeake Energy Corp.
7.500% 09/15/13		735,000	790,125	—	—	735,000	790,125
Chesapeake Energy Corp.
7.750% 01/15/15		550,000	594,000	—	—	550,000	594,000
El Paso Production Holding Co.
7.750% 06/01/13		—	—	995,000	1,063,406	995,000	1,063,406
Evergreen Resources, Inc.
5.875% 03/15/12		—	—	440,000	437,527	440,000	437,527
Exco Resources, Inc.
7.250% 01/15/11		—	—	285,000	282,150	285,000	282,150
Forest Oil Corp.
8.000% 06/15/08		—	—	350,000	374,500	350,000	374,500
Hilcorp Energy LP/Hilcorp Finance Co.
10.500% 09/01/10(a)		—	—	55,000	60,775	55,000	60,775
Mission Resources Corp.
9.875% 04/01/11		—	—	300,000	315,000	300,000	315,000
Newfield Exploration Co.
6.625% 09/01/14		1,800,000	1,881,000	—	—	1,800,000	1,881,000

Newfield Exploration Co.
7.625% 03/01/11		—	—	25,000	27,375	25,000	27,375
Newfield Exploration Co.
8.375% 08/15/12		—	—	25,000	27,313	25,000	27,313
Plains E&P Co.
7.125% 06/15/14		1,020,000	1,091,400	—	—	1,020,000	1,091,400
Plains E&P Co.
8.750% 07/01/12		—	—	130,000	141,050	130,000	141,050
Pogo Producing Co.
6.625% 03/15/15 (a)		345,000	355,350	—	—	345,000	355,350
8.250% 04/15/11		455,000	483,438	—	—	455,000	483,438
Vintage Petroleum, Inc.
7.875% 05/15/11		650,000	685,750	105,000	110,775	755,000	796,525
Vintage Petroleum, Inc.
8.250% 05/01/12		465,000	502,200	335,000	361,800	800,000	864,000
			7,216,600		3,201,671		10,418,271

Finance - Miscellaneous	1.4%
Fremont General Corp.
7.875% 03/17/09		—	—	355,000	365,650	355,000	365,650
General Motors Acceptance Corp.
5.625% 05/15/09		—	—	185,000	172,187	185,000	172,187
6.150% 04/05/07		—	—	515,000	510,416	515,000	510,416
6.750% 12/01/14		—	—	620,000	556,500	620,000	556,500
8.000% 11/01/31		—	—	1,075,000	967,769	1,075,000	967,769
LaBranche & Co. Inc.
9.500% 05/15/09 (a)		—	—	155,000	162,750	155,000	162,750
LaBranche & Co. Inc.
11.000% 05/15/12		—	—	315,000	340,200	315,000	340,200
			—		3,075,472		3,075,472

Food products	1.0%
Chiquita Brands International, Inc.
7.500% 11/01/14		—	—	180,000	168,300	180,000	168,300
Del Monte Corp.
6.750% 02/15/15(a)		860,000	872,900	—	—	860,000	872,900
Parmalat Finance Corp., BV
6.250% 02/07/49(d)		—	—	500,000	140,738	500,000	140,738
Pinnacle Foods Group, Inc.
8.250% 12/01/13		—	—	555,000	496,725	555,000	496,725
Swift & Co.
10.125% 10/01/09		—	—	70,000	76,300	70,000	76,300
Swift & Co.
12.500% 01/01/10		—	—	340,000	380,800	340,000	380,800
			872,900		1,262,863		2,135,763

Health services	3.8%
AmeriPath, Inc.
10.500% 04/01/13		—	—	375,000	379,688	375,000	379,688
Conventry Health Care, Inc.
5.875% 01/15/12		1,445,000	1,470,287	—	—	1,445,000	1,470,287

Extendicare Health Services, Inc.
6.875% 05/01/14		640,000	635,200	—	—	640,000	635,200
Extendicare Health Services, Inc.
9.500% 07/01/10		45,000	48,713	—	—	45,000	48,713
HCA, Inc.
6.950% 05/01/12		1,660,000	1,766,887	—	—	1,660,000	1,766,887
HCA Inc.
8.360% 04/15/24		—	—	270,000	312,247	270,000	312,247
Quintiles Transnational Corp.
10.000% 10/01/13		—	—	490,000	540,225	490,000	540,225
Select Medical Corp.
7.625% 02/01/15(a)		820,000	807,700	—	—	820,000	807,700
Triad Hospitals, Inc.
7.000% 05/15/12		525,000	551,250	—	—	525,000	551,250
Triad Hospitals, Inc.
7.000% 11/15/13		1,100,000	1,133,000	—	—	1,100,000	1,133,000
Vanguard Health Holding Co. LLC
9.000% 10/01/14		—	—	155,000	167,787	155,000	167,787
10/01/15(e)
11.250% beginning 10/01/09		—	—	880,000	627,000	880,000	627,000
			6,413,037		2,026,947		8,439,984

Heavy machinery	1.0%
Kennametal, Inc.
7.200% 06/15/12		490,000	546,727	—	—	490,000	546,727
Manitowoc Co., Inc.
7.125% 11/01/13		435,000	451,856	—	—	435,000	451,856
Westinghouse Air Brake
6.875% 07/31/13		1,135,000	1,160,538	—	—	1,135,000	1,160,538
			2,159,121		—		2,159,121

Household products	0.7%
Scotts Co.
6.625% 11/15/13		1,375,000	1,430,000	—	—	1,375,000	1,430,000
			1,430,000		—		1,430,000

Industrial gases	0.5%
Airgas, Inc.
6.250% 07/15/14		785,000	800,700	—	—	785,000	800,700
Airgas, Inc.
9.125% 10/01/11		350,000	378,437	—	—	350,000	378,437
			1,179,137		—		1,179,137

Insurance	0.4%
Fairfax Financial Holdings Ltd.
7.750% 04/26/12		—	—	15,000	14,250	15,000	14,250
Fairfax Financial Holdings Ltd.
7.375% 04/15/18 (a)		—	—	15,000	12,975	15,000	12,975
Fairfax Financial Holdings Ltd.
8.300% 04/15/26 (a)		—	—	15,000	12,900	15,000	12,900
Fairfax Financial Holdings Ltd.
7.750% 07/15/37		—	—	260,000	208,650	260,000	208,650

Crum & Forster Holdings Corp.
10.375% 06/15/13		—	—	330,000	359,700	330,000	359,700
Lumbermens Mutual Casualty
9.150% 07/01/26(a)(d)		—	—	645,000	13,706	645,000	13,706
Lumbermens Mutual Casualty
8.450% 12/01/97(a)(d)		—	—	30,000	638	30,000	638
Unum-Provident Corp.
6.750% 12/15/28		—	—	330,000	304,425	330,000	304,425
			—		927,244		927,244

Lodging and recreation	9.3%
Caesars Entertainment, Inc.
7.875% 03/15/10		1,080,000	1,196,100	—	—	1,080,000	1,196,100
Caesars Entertainment, Inc.
9.375% 02/15/07		100,000	107,500	835,000	897,625	935,000	1,005,125
Caesars Entertainment, Inc.
8.875% 09/15/08		960,000	1,060,800	400,000	442,000	1,360,000	1,502,800
Cinemark USA, Inc.
9.000% 02/01/13		1,285,000	1,329,975	—	—	1,285,000	1,329,975
Gaylord Entertainment Co.
8.000% 11/15/13		—	—	85,000	89,675	85,000	89,675
Isle of Capri Casinos, Inc.
9.000% 03/15/12		—	—	70,000	76,300	70,000	76,300
ITT Corp.
7.375% 11/15/15		—	—	245,000	273,175	245,000	273,175
ITT Corp.
7.750% 11/15/25		—	—	50,000	51,500	50,000	51,500
Jacobs Entertainment, Inc.
11.875% 02/01/09(a)		—	—	285,000	306,700	285,000	306,700
K2, Inc.
7.375% 07/01/04		410,000	430,500	—	—	410,000	430,500
Kerzner International
8.875% 08/15/11		1,365,000	1,460,550	—	—	1,365,000	1,460,550
LCE Acquisition Corp.
9.000% 08/01/14(a)		—	—	160,000	155,200	160,000	155,200
Leslie’s Poolmart
7.750% 02/01/13		850,000	858,500	—	—	850,000	858,500
Mandalay Resort Group
9.500% 08/01/08		—	—	50,000	55,375	50,000	55,375
MGM Mirage, Inc.
6.000% 10/01/09		1,450,000	1,459,062	—	—	1,450,000	1,459,062
MGM Mirage, Inc.
8.375% 02/01/11 (a)		—	—	310,000	337,717	310,000	337,717
MGM Mirage, Inc.
8.500% 09/15/10		815,000	900,575	—	—	815,000	900,575
President Casinos, Inc.
13.000% 09/15/49(c)(d)(k)		—	—	37,000	36,260	37,000	36,260
Royal Caribbean Cruises
6.750% 03/15/08		145,000	151,162	—	—	145,000	151,162
Royal Caribbean Cruises
6.875% 12/01/03		550,000	585,750	—	—	550,000	585,750
Royal Caribbean Cruises
8.750% 02/02/11		1,390,000	1,601,975	—	—	1,390,000	1,601,975

Six Flags, Inc.
9.750% 04/15/13 (a)		—	—	205,000	192,700	205,000	192,700
Six Flags, Inc.
9.625% 06/01/14		—	—	225,000	208,688	225,000	208,688
Speedway Motorsports, Inc.
6.750% 06/01/13		1,190,000	1,234,625	—	—	1,190,000	1,234,625
Starwood Hotels & Resorts Worldwide, Inc.
7.375% 05/01/07		200,000	209,000	—	—	200,000	209,000
7.875% 05/01/12		810,000	913,275	—	—	810,000	913,275

Station Casinos, Inc.
6.500% 02/01/14		1,795,000	1,837,631	—	—	1,795,000	1,837,631
Station Casinos, Inc.
6.875% 03/01/16		570,000	587,100	—	—	570,000	587,100
Trump Entertainment Resorts, Inc.
8.500% 06/01/15		—	—	316,633	308,717	316,633	308,717
United Artists Theatre Circuit Inc.
9.300% 07/01/15 (c)		—	—	82,334	82,334	82,334	82,334
Wynn Las Vegas LLC
6.625% 12/01/14		965,000	938,463	—	—	965,000	938,463
			16,862,543		3,513,966		20,376,509

Medical devices and supplies	0.9%
Fisher Scientific International Inc.
6.750% 08/15/14		1,310,000	1,372,225	—	—	1,310,000	1,372,225
Fisher Scientific International Inc.
6.125% 07/01/15(a)		—	—	195,000	195,000	195,000	195,000
Fisher Scientific International Inc.
8.000% 09/01/13		—	—	210,000	239,925	210,000	239,925
National Nephrology Associates, Inc.
9.000% 11/01/11(a)		—	—	115,000	128,656	115,000	128,656
			1,372,225		563,581		1,935,806

Metals and mining	2.3%
Allegheny Ludlum Corp.
6.950% 12/15/25		—	—	300,000	285,000	300,000	285,000
Allegheny Technologies, Inc.
8.375% 12/15/11		—	—	170,000	176,800	170,000	176,800
Arch Western Finance LLC
6.750% 07/01/13		1,900,000	1,961,750	—	—	1,900,000	1,961,750
Peabody Energy Corp.
5.875% 04/15/16		375,000	375,000	—	—	375,000	375,000
Peabody Energy Corp.
6.875% 03/15/13		1,905,000	2,028,825	—	—	1,905,000	2,028,825
Thermadyne Holdings Corp.
9.250% 02/01/14		—	—	165,000	152,213	165,000	152,213
			4,365,575		614,013		4,979,588

Natural gas pipelines	2.2%
ANR Pipeline, Inc.
7.375% 02/15/24		—	—	165,000	174,075	165,000	174,075
Dynegy Holdings, Inc.
9.625% 11/01/21		—	—	260,000	327,600	260,000	327,600

Dynergy Holdings, Inc.
9.641% 07/15/08(a)(h)		—	—	185,000	196,100	185,000	196,100
Dynegy Holdings, Inc.
9.875% 07/15/10(a)		—	—	470,000	517,000	470,000	517,000
Dynegy Holdings, Inc.
10.125% 07/15/13(a)		—	—	165,000	186,450	165,000	186,450
El Paso Corp.
7.000% 05/15/11		—	—	280,000	280,000	280,000	280,000
El Paso Natural Gas Co.
7.500% 11/15/26		—	—	20,000	21,100	20,000	21,100
El Paso Natural Gas Co.
8.375% 06/15/32		—	—	115,000	132,250	115,000	132,250
El Paso Corp.
7.800% 08/01/31		—	—	105,000	101,850	105,000	101,850
El Paso Natural Gas Co.
7.625% 08/01/10		—	—	295,000	311,225	295,000	311,225
Markwest Energy Partners
6.875% 11/01/14 (a)		545,000	539,550	—	—	545,000	539,550
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125% 06/15/14		—	—	115,000	119,671	115,000	119,671
Southern Natural Gas Co.
7.350% 02/15/31		—	—	45,000	47,475	45,000	47,475
Williams Companies, Inc.
7.125% 09/01/11		565,000	611,612	—	—	565,000	611,612
Williams Companies, Inc.
8.125% 03/15/12		1,060,000	1,213,700	—	—	1,060,000	1,213,700
			2,364,862		2,414,796		4,779,658

Networking and telecommunications equipment	0.6%
IPC Acquisition Corp.
11.500% 12/15/09		—	—	420,000	452,550	420,000	452,550
Lucent Technologies, Inc.
7.250% 07/15/06 (a)		—	—	355,000	362,987	355,000	362,987
Lucent Technologies, Inc.
5.500% 11/15/08 (a)		—	—	180,000	179,550	180,000	179,550
Lucent Technologies, Inc.
6.500% 01/15/28		—	—	80,000	71,400	80,000	71,400
Lucent Technologies, Inc.
6.450% 03/15/29		—	—	360,000	322,200	360,000	322,200
			—		1,388,687		1,388,687

Oilfield services	2.6%
Dresser, Inc.
9.375% 04/15/11		—	—	105,000	110,513	105,000	110,513
Grant Prideco, Inc.
9.000% 12/15/09		725,000	793,875	—	—	725,000	793,875
Hornbeck Offshore Services, Inc.
6.125% 12/01/14		875,000	881,563	—	—	875,000	881,563
Parker Drilling Co.
9.625% 10/01/13(a)		—	—	165,000	186,450	165,000	186,450
9.625% 10/01/13		—	—	160,000	180,800	160,000	180,800
10.125% 11/15/09		—	—	29,000	30,523	29,000	30,523

Petroleum Geo-Services ASA
8.000% 11/05/06		—	—	61,008	62,304	61,008	62,304
Petroleum Geo-Services ASA
10.000% 11/05/10		—	—	549,387	616,687	549,387	616,687
Pride International, Inc.
7.375% 07/15/14		1,025,000	1,121,094	330,000	360,937	1,355,000	1,482,031
Venoco, Inc.
8.750% 12/15/11				185,000	181,300	185,000	181,300
Universal Compression, Inc.
7.250% 05/15/10		1,195,000	1,245,787	—	—	1,195,000	1,245,787
			4,042,319		1,729,514		5,771,833

Packaging and containers	5.0%
Ball Corp.
6.875% 12/15/12		2,030,000	2,136,575	—	—	2,030,000	2,136,575
7.750% 08/01/06		100,000	103,625	—	—	100,000	103,625

Consolidated Container Co. LLC
(0.000)% 06/15/09 (e)		—	—	395,000	308,100	395,000	308,100
10.750% beginning 06/15/07
Crown Cork PLC
7.000% 12/15/06		—	—	660,000	673,200	660,000	673,200
Crown European Holdings S.A.
9.500% 03/01/11		—	—	595,000	658,962	595,000	658,962
Crown European Holdings S.A.
10.875% 03/01/13		—	—	315,000	371,700	315,000	371,700
Owens-Brockway Glass Containers, Inc.
6.750%12/01/04		125,000	127,031	—	—	125,000	127,031
8.875% 02/15/09		290,000	309,575	255,000	272,213	545,000	581,788
8.250% 05/15/13		—	—	70,000	75,775	70,000	75,775

Owens-Illinois, Inc.
8.100% 05/15/07		—	—	465,000	483,600	465,000	483,600
7.350% 05/15/08				425,000	439,875	425,000	439,875
7.500% 05/15/10		1,275,000	1,338,750	—	—	1,275,000	1,338,750
7.800% 05/15/18		—	—	250,000	258,750	250,000	258,750

Silgan Holdings, Inc.
6.750% 11/15/13		1,735,000	1,774,038	—	—	1,735,000	1,774,038
Smurfit-Stone Container Corp.
7.375% 07/15/14		875,000	822,500	—	—	875,000	822,500
8.250% 10/01/12		400,000	403,000	—	—	400,000	403,000
8.375% 07/01/12		535,000	540,350	—	—	535,000	540,350

			7,555,444		3,542,175		11,097,619

Paper and forest products	1.7%
Boise Cascade LLC
7.125% 10/15/14(a)		1,445,000	1,419,713	—	—	1,445,000	1,419,713
Georgia-Pacific Corp.
8.875% 02/01/10		—	—	55,000	62,425	55,000	62,425

Georgia-Pacific Corp.
9.375% 02/01/13		—	—	85,000	96,475	85,000	96,475
Georgia-Pacific Corp.
8.000% 01/15/24		—	—	360,000	416,700	360,000	416,700
Georgia-Pacific Corp.
7.375% 12/01/25		—	—	155,000	167,400	155,000	167,400
Georgia-Pacific Corp.
7.250% 06/01/28		—	—	85,000	90,844	85,000	90,844
Georgia-Pacific Corp.
7.750% 11/15/29		—	—	15,000	16,725	15,000	16,725
Georgia-Pacific Corp.
8.875% 05/15/31		—	—	260,000	322,400	260,000	322,400
Pope and Talbot, Inc.
8.375% 06/01/13		—	—	320,000	315,200	320,000	315,200
Smurfit Capital Funding PLC
7.500% 11/20/25		—	—	290,000	272,600	290,000	272,600
Tembec Industries, Inc.
8.625% 06/30/09		—	—	310,000	251,100	310,000	251,100
Tembec Industries, Inc.
8.500% 02/01/11		—	—	75,000	57,562	75,000	57,562
Tembec Industries, Inc.
7.750% 03/15/12		—	—	270,000	199,125	270,000	199,125
			1,419,713		2,268,556		3,688,269

Pharmaceuticals	1.9%
AmerisourceBergen Corp.
8.125% 09/01/08		505,000	548,556	—	—	505,000	548,556
Omnicare, Inc.
6.125% 06/01/13		945,000	935,550	—	—	945,000	935,550
Omnicare, Inc.
8.125% 03/15/11		370,000	390,813	—	—	370,000	390,813
Pharma Services Intermediate Holding Corp.
(0.000)% due 04/01/14(e)		—	—	2,090,000	1,510,025	2,090,000	1,510,025
11.500% beginning 04/01/09
Warner Chilcott Corp.
8.750% 02/01/15(a)		—	—	334,981	325,769	334,981	325,769
Series B
5.584% 01/18/12 (i)		—	—	409,433	409,945	409,433	409,945
Series D
5.584% 01/18/12 (i)		—	—	76,217	76,312	76,217	76,312
			1,874,919		2,322,051		4,196,970

Publishing and advertising	3.6%
American Color Graphics
10.000% 06/15/10		—	—	145,000	104,400	145,000	104,400
Dex Media West LLC
5.875% 11/15/11		1,730,000	1,704,050	—	—	1,730,000	1,704,050
Hollinger Inc.,
11.875% 03/01/11 (a)		—	—	75,000	76,500	75,000	76,500
Hollinger Inc.,
12.875% 03/01/11(a)		—	—	196,000	213,640	196,000	213,640

Houghton Mifflin Co.
7.200% 03/15/11		—	—	325,000	331,906	325,000	331,906
Lamar Media Corp.
7.250% 01/01/13		2,050,000	2,173,000	—	—	2,050,000	2,173,000
Medianews Group Inc.
6.875% 10/01/13		—	—	110,000	109,450	110,000	109,450
Morris Publishing Group LLC
7.000% 08/01/13		—	—	330,000	321,750	330,000	321,750
Phoenix Color Corp.
10.375% 02/01/09		—	—	110,000	101,200	110,000	101,200
R.H. Donnelley Finance Corp.
10.875% 12/15/12(a)		510,000	594,150	—	—	510,000	594,150
R.H. Donnelley Finance Corp.
10.875% 12/15/12		1,100,000	1,281,500	—	—	1,100,000	1,281,500
Sun Media Corp.		—	—
7.625% 02/15/13				275,000	290,125	275,000	290,125
Vertis Inc.
9.750% 04/01/09		—	—	130,000	135,200	130,000	135,200
Ziff Davis Media Inc.
9.150% 05/01/12(a)		—	—	280,000	266,700	280,000	266,700
Ziff Davis Media Inc., Series B
13.000% 08/12/09(b)		—	—	111,629	120,839	111,629	120,839
			5,752,700		2,071,710		7,824,410

Real estate	1.6%
AMR Real Estate
7.125% 02/15/13(a)		—	—	810,000	797,850	810,000	797,850
8.125% 06/01/12		—	—	450,000	465,750	450,000	465,750
Blum CB Corp.
11.250% 06/15/11		—	—	170,000	188,700	170,000	188,700
LNR Property Corp., Series B
3.580% 02/03/08 (c)(i)		—	—	979,970	991,347	979,970	991,347
Riley Mezzanine
1.222% 03/02/08 (i)		—	—	1,000,000	998,130	1,000,000	998,130
			—		3,441,777		3,441,777

Real Estate Investment Trusts (REITs)	1.4%
Crescent Real Estate Equities LP
7.500% 09/15/07		—	—	5,000	5,112	5,000	5,112
Crescent Real Estate Equities LP
9.250% 04/15/09		—	—	300,000	319,500	300,000	319,500
Host Marriott LP
6.375% 03/15/15 (a)		745,000	737,550			745,000	737,550
iStar Financial, Inc.				—	—
5.125% 04/01/11		965,000	965,531			965,000	965,531
iStar Financial, Inc.				—	—
7.000% 03/15/08		85,000	89,863			85,000	89,863
Omega Healthcare Investors, Inc.
7.000% 04/01/14		—	—	415,000	412,925	415,000	412,925
Trustreet Properties, Inc.
7.500% 04/01/15(a)		—	—	515,000	525,527	515,000	525,527
			1,792,944		1,263,064		3,056,008

Retail	2.1%
Blockbuster, Inc.
9.000% 09/01/12(a)		—	—	355,000	331,925	355,000	331,925
Couche-Tard
7.500% 12/15/13		1,235,000	1,306,012	—	—	1,235,000	1,306,012
Domino’s, Inc.
8.250% 07/01/11		650,000	698,750	—	—	650,000	698,750
Restructured Asset Securities
11.000% 06/30/08(g)(k)				40,825	—	40,825	—
Star Gas Partners LP/Star Gas Finance Co.
10.250% 02/15/13				550,000	508,750	550,000	508,750
Suburban Propane Partners
6.875% 12/15/13		415,000	394,250	—	—	415,000	394,250
Toys R US, Inc.
7.625% 08/01/11				875,000	808,281	875,000	808,281
8.750% 09/01/21				565,000	567,825	565,000	567,825
			2,399,012		2,216,781		4,615,793
Semiconductors	0.8%
Amkor Technology, Inc.
7.125% 03/15/11(a)		—	—	35,000	29,925	35,000	29,925
7.750% 05/15/13 (a)		—	—	45,000	38,250	45,000	38,250
Freescale Semiconductor, Inc.
6.875% 07/15/11		1,165,000	1,237,812	—	—	1,165,000	1,237,812
Magnachip Semiconductor
6.660% 12/15/11(a)(h)		—	—	185,000	184,075	185,000	184,075
Magnachip Semiconductor
8.000% 12/15/14(a)		—	—	345,000	330,337	345,000	330,337
			1,237,812		582,587		1,820,399

Software	0.1%
UGS Corp.
10.000% 06/01/12		—	—	200,000	224,000	200,000	224,000

Steel	1.0%
Algoma Steel Inc.
11.000% 12/31/09 (c)		—	—	311,000	339,768	311,000	339,768
Russel Metals, Inc.
6.375% 03/01/14		850,000	813,875	—	—	850,000	813,875
UCAR Finance Inc.
10.250% 02/15/12		—	—	245,000	258,475	245,000	258,475
United States Steel LLC
9.750% 05/15/10		500,000	538,750	—	—	500,000	538,750
United States Steel LLC
10.750% 08/01/08		—	—	180,000	199,800	180,000	199,800
			1,352,625		798,043		2,150,668

Telecommunications services	4.4%
American Tower Escrow
08/01/08 (f)		—	—	70,000	53,813	70,000	53,813
Cablecom Luxembourg
9.375% 04/15/14(a)		—	—	70,000	95,762	70,000	95,762

Dobson Cellular Systems, Inc.
7.960% 11/01/11(a)	—	—	80,000	83,300	80,000	83,300
Dobson Cellular Systems, Inc.
8.375% 11/01/11(a)	—	—	80,000	84,200	80,000	84,200
Dobson Cellular Systems, Inc.
9.875% 11/01/12(a)	—	—	135,000	142,088	135,000	142,088
Globix Corp.
11.000% 05/01/08(a)(b)	—	—	30,034	28,157	30,034	28,157
GT Telecom Racers Notes Trust, Series B
9.755% 07/02/07 (b)(c)(e) CGK	—	—	29,175	—	29,175	—
Inmarsat Finance II PLC, (0.000)% due 11/15/12 (e)
10.375% beginning 11/15/08	—	—	460,000	362,250	460,000	362,250
Intelsat Bermuda Ltd.
7.805% 01/15/12(a)(h)	—	—	390,000	396,825	390,000	396,825
8.250% 01/15/13(a)	—	—	260,000	268,450	260,000	268,450
Loral Cyberstar Inc.
10.000% 07/15/06(d)	—	—	81,000	62,775	81,000	62,775
Millicom International Cellular SA
10.000% 12/01/13	—	—	655,000	650,087	655,000	650,087
Nextel Communications, Inc.
5.950% 03/15/14	960,000	997,200	—	—	960,000	997,200
Nextel Communications, Inc.
6.875% 10/31/13	60,000	64,200	—	—	60,000	64,200
Nextel Communications, Inc.
7.375% 08/01/15	625,000	675,000	—	—	625,000	675,000
PanAmSat Corp.
9.000% 08/15/14	—	—	175,000	190,750	175,000	190,750
Qwest Capital Funding, Inc.
7.750% 08/15/06 (a)	—	—	140,000	142,975	140,000	142,975
Qwest Communications International Inc.
7.250% 02/15/11	—	—	275,000	264,687	275,000	264,687
7.500% 11/01/08	—	—	205,000	197,313	205,000	197,313
Qwest Corp.
5.625% 11/15/08	—	—	10,000	9,750	10,000	9,750
6.564% 06/30/10 (c)(h)(I)	—	—	350,000	345,800	350,000	345,800
Qwest Corp.
7.250% 09/15/25	—	—	220,000	203,500	220,000	203,500
Qwest Corp.
8.875% 03/15/12	—	—	135,000	146,475	135,000	146,475
Qwest Services Corp.
13.000% 12/15/07(a)	—	—	203,000	226,345	203,000	226,345
Qwest Services Corp.
13.500% 12/15/10	—	—	544,000	628,320	544,000	628,320
Qwest Services Corp.
14.000% 12/15/14	—	—	379,000	458,590	379,000	458,590
Rogers Cantel, Inc.
9.750% 06/01/16	—	—	185,000	227,550	185,000	227,550
Rogers Wireless, Inc.
7.500% 03/15/15	210,000	227,850	—	—	210,000	227,850
Rogers Wireless, Inc.
8.000% 12/15/12	940,000	1,010,500	—	—	940,000	1,010,500

Telcordia Technologies
10.000% 09/15/12 (i)		—	—	250,000	245,625	250,000	245,625
10.000% 03/15/13 (a)(i)		—	—	405,000	378,675	405,000	378,675
Triton PCS Holdings, Inc.
8.500% 06/01/13		—	—	480,000	441,600	480,000	441,600
TSI telecommunications
12.750% 02/01/09		—	—	155,000	169,725	155,000	169,725
US West Communications
8.875% 06/01/31		—	—	300,000	303,750	300,000	303,750
			2,974,750		6,809,137		9,783,887

Tobacco	0.3%
Commonwealth Brands, Inc.
9.750% 04/15/08(a)		—	—	365,000	383,250	365,000	383,250
Commonwealth Brands, Inc.
10.625% 09/01/08(a)		—	—	200,000	210,000	200,000	210,000
			—		593,250		593,250

Transportation	1.9%
Interpool, Inc.
6.000% 09/01/14		—	—	265,000	242,475	265,000	242,475
Overseas Shipholding Group
8.250% 03/15/13		590,000	616,550	—	—	590,000	616,550
Teekay Shipping Corp.
8.875% 07/15/11		1,835,000	2,087,312	—	—	1,835,000	2,087,312
Offshore Logistics, Inc.
6.125% 06/15/13		1,070,000	1,031,213	—	—	1,070,000	1,031,213
TFM SA de CV
12.5000% 06/15/12		—	—	155,000	181,350	155,000	181,350
			3,735,075		423,825		4,158,900

TOTAL Corporate bonds and notes			111,150,658		72,085,727		183,236,385

		Shares		Shares		Shares
Preferred stocks	0.7%

Broadcasting and cable	0.0%
Paxson Communications Corp.(b)		—	—	5	32,250	5	32,250

Health services	0.2%
QuadraMed Corp. (a)(c)		—	—	18,300	411,750	18,300	411,750

Insurance	0.1%
Conseco, Inc.		—	—	8,900	244,750	8,900	244,750

Publishing and advertising	0.0%
Ziff Davis Holdings Inc. (c)		—	—	25	17,313	25	17,313
					17,313		17,313

Real Estate Investment Trusts (REITs)	0.4%
Sovereign REIT (a)		—	—		6,750	978,750	6,750	978,750

TOTAL Preferred stocks			0			1,684,813		1,684,813

Warrants (j)	0.0%

		Units			Units		Units
Haights Cross Communications Inc.
Expire 12/10/11(c)(k)					9	0	9	0
Preferred warrants
Expire 12/10/11(c)(k)					5,880	59	5,880	59
Neenah Paper, Inc.
Expire 09/30/13 (a)					28,376	49,658	28,376	49,658
Ono Finance PLC
Expire 03/16/11(a)			—		105	1	105	1
QDI LLC
Expire 01/15/07 (a)(p)		153	588		—	—	153	588
UbiquiTel, Inc.
Expire 04/15/10 (a)		50	1		—	—	50	1
Ziff Davis Holdings, Inc.
Expire 08/12/12(a)		—	—		6,630	663	6,630	663

TOTAL Warrants			589			50,381		50,970

Short Term Obligations	11.6%

Repurchase agreement with State Street Bank & Trust Co.,		10,303,000	10,303,000				10,303,000	10,303,000
dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Bond maturing 04/15/10, market value of $10,511,100(repurchase proceeds $10,303,773)

Repurchase agreement with Wachovia Capital Markets, dated 06/30/05,		—	—		2,000	2,000	2,000	2,000
Agency securities with various maturities to 10/20/33, market value $2,027 (repurchase proceeds $2000) (l)

Repurchase agreement with State Street Bank & Trust Co.,
dated 06/30/05, due 07/01/05 at 3.100%,
collateralized by a U.S. Government
Agency Bond maturing 02/15/08,
maket value $15,480,238
(repurchase proceeds $15,174,307)		—	—		15,173,000	15,173,000	15,173,000	15,173,000

Total Short Term Obligations			10,303,000			15,175,000		25,478,000

Total Investments	98.9%						Pro-Forma
			121,454,247			96,091,996	Adjustment	217,546,243

Total Other Assets And Liabilities (Net)	1.1%		1,533,259			859,544	(20,074)	2,372,729

Net Assets	100.0%		$122,987,506			$96,951,540	(20,074)	$219,918,972

Total Investments at Cost			$121,218,170	(n)		$93,193,972		$214,412,142

Notes to Investment Portfolio:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2005, these securities, which did not included any illiquid securities except for the table on the following page, amounted to $24,940,317, which represents 23.7% of net assets.

(b) Payment-in-kind.

(C)  Restricted and illiquid securities.

(d) The issuer is in default of certain debt covenants.  Income is not being accured. As of June 30, 2005, the value of these securities amounted to $2,147,982, which represents 2.2% of net assets.

(e) Step bond.  Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f) Zero coupon bond.

(g) Security has no value.

(h) The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2005.

(i) Loan participation agreement.

(j) Non-income producing security.

(k) Fair valued security.

(l) This amount represents investment of cash collateral received from securities lending activity.

(m) All or a portion of this security was on loan at June 30, 2005. The aggregate cost and market value of securities on loan at June 30, 2005 is $1,700 and $2,000, respectively.

(n) Cost for federal income tax purposes is $121,634,235.

(o) Cost for federal income tax purposes is $93,193,972.

(p) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

ABBREVIATIONS:

CAD  - Canadian Dollar

EUR  - Euro

REIT - Real Estate Investment Trust

	Acquistion	Principal	Acquistion	Market value	Percent
Illiquid Securities	date	amount/shares	cost	06/30/05	of net assets

AES Corp., 9.000% 05/15/15	05/01/03-06/06/05	$1,095,000	$1,145,575	$1,226,400	1.3%
Calpine Corp., 8.500% 07/15/10	07/10/03-5/25/05	1,509,000	1,225,941	1,161,930	1.2
Collins & Aikman Products Co., 12.875% 08/15/12	08/12/04-4/12/05	715,000	580,578	28,600	0.0
Dobson Cellular Systems, Inc., 8.375% 11/01/11	10/26/2004	80,000	80,000	84,200	0.1
Dynegy Holdings, Inc., 9.875% 07/15/10	08/01/03-05/20/04	470,000	474,458	517,000	0.5
Dynegy Holdings, Inc., 10.125% 07/15/13	09/30/03-05/21/04	165,000	173,033	186,450	0.2
Hollinger, Inc., 12.875% 03/01/11	03/05/03-04/05/05	196,000	198,805	213,640	0.2
Intelsat Bermuda Ltd., 8.250% 01/15/13	01/24/05	260,000	260,000	268,450	0.3
INVISTA, 9.250% 05/01/12	04/23/04-04/04/05	585,000	606,754	639,844	0.7
LCE Acquisition Corp., 9.000% 08/01/14	07/22/04	160,000	160,000	155,200	0.2
NRG Energy, Inc., 8.000% 12/15/13	12/17/03-05/10/04	388,000	393,068	409,340	0.4
Qwest Corp., 8.875% 03/15/12	03/07/02-06/26/02	135,000	132,140	146,475	0.2
Telcordia Technologies, 10.000% 03/15/13	03/11/05	405,000	405,000	378,675	0.4
Warner Chilcott Corp., 8.750% 02/01/15	01/13/05-01/18/05	170,000	170,704	325,769	0.3

At June 30, 2005, the Acquiring Fund had forward foreign currency contracts outstanding:

	Local	Value of contract	Value of contract	Market value	Unrealized
Description	Currency	when opened	when opened	of contract	appreciation/depreciation
		(local currency)	(US dollars)	(US dollars)	(US dollars)

Contracts to Sell:
Expiring July 7, 2005	Euro	911,913	$1,173,427	$1,104,264	$69,163

Net unrealized appreciation					$69,163

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund or Acquiring Fund does not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

The following securities are considered restricted as to resale at June 30, 2005, for the Nations High Yield Bond Portfolio:

				Market	Percentage
	Acquisition	Principal	Acquisition	value	of net
Security	date	amount/shares	cost	6/30/2005	assets
ACP Holding Company:
Common Stock(g	10/28/03	25,603	$7,389	$44,805	0.1%
Algoma Steel Inc., 11.000% 12/31/09(g)	08/23/01-7/10/03	311,000	233,584	339,768	0.4
Fountain View Inc., Common Stock(e)	09/03/03	56	1	896	0.0	*
Gilroy Asset Receivable Trust, 10.000% 09/30/14(g)	10/20/03	395,048	396,019	395,048	0.4
Globix Corporation, Common Stock(g)	10/15/01-04/08/02	81,009	—	200,092	0.2
GT Telecom Racers Trust:
9.755% 07/02/07(d)(e)	05/21/03	29,175	15,785	—	0.0	*
Haights Cross Communications, Inc.:
Common Stock(e)(g)	01/15/04	6,000	279,183	342,000	0.4
Warrants, Expire 12/10/11(e)(f)	01/15/04	5,889	—	59	0.0	*
LNR Property Corp., Series B, 3.580% 02/03/08(d)	12/22/04	979,970	979,970	991,347	1.0
Mirant Revolving Credit Facility, 10.000%
01/15/06(a)(b)(d)(g)	07/15/03	100,000	100,000	70,450	0.0	*
Mirant Revolving Credit Facility, 10.000%
07/17/05(a)(b)(d)(g)	07/10/03-11/30/04	252,551	211,797	191,307	0.2
President Casinos, Inc., 13.000% 09/15/49(a)(e)	06/21/05	37,000	5,066	36,260	0.0	*
QuadraMed Corporation:
Common Stock(g)	04/26/04	35,026	45,533	60,945	0.0	*
Preferred Stock(g)	06/16/04	18,300	446,250	411,750	0.4
Qwest Corp., 6.564% 06/30/10(c)(d)(g)	06/05/03	350,000	344,218	345,800	0.4
Satbirds, 4.476% 05/01/14(d)	03/30/05	500,000	635,163	608,351	0.6
Thermadyne Holdings Corporation,
Common Stock(g)	05/23/03-09/25/03	16,116	173,625	225,624	0.2
United Artists Theatre Circuit Inc., 9.300% 07/01/15(g)	01/27/03	82,334	74,988	82,334	0.0	*
Ziff Davis Holdings, Inc., Preferred Stock(g)	08/15/01-09/04/01	25	—	17,313	0.0	*
Total			$3,948,571	$4,364,149	4.3%

*                 Amount represents less than 0.1%.

(a)          Issue in default.

(b)         Issuer in bankruptcy.

(c)          Variable rate note. The interest rate shown reflects the rate in effect at June 30, 2005.

(d)         Loan participation agreement.

(e)          Fair valued security (see Note 1).

(f)            Non-income producing security.

(g)         Illiquid security (see Note 1).

PRO-FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)

	Columbia High Yield Fund, Variable Series	Nations Separate Account Trust - High Yield Portfolio	Pro-Forma		Nations Separate Account Trust - High Yield Portfolio Pro-Forma
	Acquired Fund	Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$110,915,170	$78,018,972	$—		$188,934,142
Repurchase agreements, at cost	10,303,000	15,175,000	—		25,478,000
Investments, at value	$111,151,247	$80,916,996	$—		$192,068,243
Repurchase agreements, at value	10,303,000	15,175,000	—		25,478,000
Cash	435	21,337	—		21,772
Foreign currency	—	1,276			1,276
Unrealized appreciation on forward foreign exchange contracts (cost $1,270)	—	69,163	—		69,163
Receivable for:
Investments sold	—	39,722	—		39,722
Fund shares sold	159,636	206,639	—		366,275
Interest	2,040,803	1,408,242	—		2,045,936
Dividends	—	5,133	—		1,408,242
Expense reimbursement due from Investment Advisor/Distributor	20,989	—			20,989
Deferred Trustees’ compensation plan	3,368	—	—		3,368
Other assets	—	239	—		239
Total Assets	123,679,478	97,843,747	—		221,523,225

Liabilities:
Payable for:
Collateral on securities loaned	—	2,000	—		2,000
Investments purchased	527,787	552,765	—		1,080,552
Fund shares repurchased	83,678	146,287	—		229,965
Investment advisory fee	56,645	43,836	—		100,481
Administration fee	—	18,331	—		18,331
Audit fee	11,377	23,948	—		35,325
Chief compliance officer fee	—	872			872
Merger costs	—	26,461	20,074	(b)	46,535
Legal fee	—	2,363			2,363
Deferred Trustees’ fees	3,368	—	—		3,368
Accrued expenses and other liabilities	9,117	75,344	—		84,461
Total Liabilities	691,972	892,207	20,074		1,604,253
Net Assets	$122,987,506	$96,951,540	$(20,074	)(b)	$219,918,972

Composition of Net Assets:
Paid-in capital	$129,379,452	$89,391,871	$—		$218,771,323
Undistributed net investment income	2,412,870	3,310,486	(20,074	)(b)	5,703,282
Accumulated net realized gain (loss)	(9,040,893)	1,278,197	—		(7,762,696)
Unrealized appreciation(depreciation) on:
investments	236,077	2,898,024	—		3,134,101
foreign currency translations	—	72962	—		72,962
Net Assets	$122,987,506	$96,951,540	$(20,074	)(b)	$219,918,972

Class A: (a)
Net assets	$8,571,566	$96,951,540	$(20,074	)(b)	$105,503,032
Shares outstanding	887,322	9,224,238	(73,709)		10,037,851
Net asset value per share	$9.66	$10.51	—		$10.51

Class B: (a)
Net assets	$114,415,940	$—	$—		$114,415,940
Shares outstanding	11,835,758	—	(949,909)		10,885,849
Net asset value per share	$9.67	$—	—		$10.51

(a)          Class A shares of Columbia High Yield Fund, Variable Series are exchanged for Class A shares of Nations Separate Account Trust - High Yield Portfolio, based on the net asset value per share of Nations High Yield Portfolios Class A shares at the time of the merger. Class B shares of the Acquired Fund are exchanged for new class B shares of the Acquring Fund based on the net asset value per share of the Acquiring Fund’s class A shares at the time of the merger.

(b)         Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $46,535 and $0 to be borne by Nations Separate Account Trust - High Yield Portfolio and Columbia High Yield Fund, Variable Series, respectively.

PRO-FORMA COMBINING STATEMENTS OF OPERATIONS

	Columbia High Yield Fund,	Nations Separate Account		Nations Separate Account Trust- High Yield Bond
	Variable Series	Trust- High Yield Bond Portfolio	Pro-Forma	Portfolio
For the Twelve Months Ended June 30, 2005 (unaudited)	Acquired Fund	Acquiring Fund	Adjustments	Pro-Forma Combined

Investment Income:
Dividends	$—	$99,792	$—	$99,792
Dividends from affiliates	—	102,663	—	102,663
Interest	5,105,220	6,929,370	—	12,034,590
Securities lending	—	48,037	—	48,037
Foreign taxes withheld	—	(95)	—	(95)
Total Investment Income	5,105,220	7,179,767	—	12,284,987

Expenses:
Investment advisory fee	494,013	519,872	(38,795)	975,090	(a)
Administration fee	—	217,402	189,735	407,137	(a)
Distribution fee	181,890	236,306	(236,306)	181,890	(a)
Transfer agent fee	4,994	20,334	(24,993)	335	(e)
Trustees’ fees	7,565	25,118	(2,522)	30,161	(b)
Custody fee	9,113	14,421	—	23,534
Legal and audit fees	22,567	48,428	(23,029)	47,966	(b)
Printing expense	13,094	30,038	(1,964)	41,168	(b)
Non-recurring costs (See Note 5)	1,586	—	—	1,586
Chief compliance officer fees	—	4,985	—	4,985
Other expenses	43,317	23,432	(35,756)	30,993	(b)
Total Operating Expenses	778,139	1,140,336	(173,630)	1,744,845
Fees and expenses waived or reimbursed by Investment Advisor	(85,535)	—	(410,640)	(496,175)	(c)
Fees waived by Distributor	(138,235)	(236,306)	236,306	(138,235)	(d)
Custody earnings credit	(1,102)	(358)	—	(1,460)
Non-recurring cost assumed by Investment Advisor (See Note 5)	(1,586)	—	—	(1,586)
Net Expenses	551,681	903,672	(347,964)	1,107,389
Net Investment Income	4,553,539	6,276,095	347,964	11,177,598

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	472,799	2,348,133	—	2,820,932
Foreign currency and other net assets	—	177,239	—	177,239
Net realized gain/(loss) from: on investments	472,799	2,525,372	—	2,998,171

Change in unrealized appreciation/(depreciation) of :
Securities	532,550	(737,509)	—	(204,959)
Foreign currency and other net assets	—	72,772	—	72,772
Net change in unrealized appreciation/(depreciation) of investments	532,550	(664,737)	—	(132,187)
Net realized gain/(loss) from on investments	1,005,349	1,860,635	—	2,865,984
Net Increase/(decrease) in net assets resulting from Operations	$5,558,888	$8,136,730	$347,964	$14,043,582

(a)          Based on the contract in effect for the Nations High Yield Bond Portfolio, the surviving fund.

(b)         Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)          Based on expected contractual expense cap post-merger for Nations High Yield Bond Portfolio, the surviving fund.

(d)         Based on expected contractual fee waiver currently in effect for the Nations High Yield Bond Portfolio, the surviving fund.

(e)          Reflects the impact of changes to the transfer agent fee structure that have been implemented prior to the consumation of the reorganization.

NATIONS HIGH YIELD BOND PORTFOLIO

AND

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements

June 30, 2005

(unaudited)

Note 1.  Organization

Nations High Yield Bond Portfolio (the “Acquiring Fund”), a series of Nations Separate Account Trust, is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Columbia High Yield Fund, Variable Series (“Acquired Fund”), a series of Liberty Variable Investment Trust (the “Trust”), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.  The Acquired Fund seeks a high level of current income by investing primarily in lower-rated fixed income securities. Capital appreciation is a secondary goal when consistent with the goal of high current income.

Fund Shares

The Acquiring Fund and the Acquired Fund each may issue an unlimited number of shares. The Acquiring Fund offers one series of shares.  As a result of the merger, the Acquiring Fund will offer a new share class, Class B Shares. The Acquired Fund offers two classes of shares: Class A Shares and Class B Shares.  Shares of each Fund are available exclusively for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Acquired Fund by the Acquiring Fund as if such merger had occurred on July 1, 2005. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Acquired Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The merger will be accomplished by a combination of the net assets of the Acquired Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Acquired Fund and Acquiring Fund have been combined to reflect balances as of June 30, 2005.  The Pro Forma Statement of Operations of the Acquired Fund and Acquiring Fund has been combined to reflect twelve months ended June 30, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Acquired Fund as of June 30, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be

1

carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Acquired Fund included within their respective annual shareholder reports dated December 31, 2004, as well as the semi-annual shareholder reports dated June 30, 2005.

Note 3.  Significant Accounting Policies

Both the Acquiring Fund and the Acquired Fund have substantially the same accounting policies which are detailed in the semi-annual reports referenced above in Note 2.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.  In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.  Therefore, no federal income or excise tax provision is recorded.

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.  Also, under the Trust’s organizational documents, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 4. Fees and Compensations Paid to Affiliates

Investment advisory fees, sub-advisory fees, administration fees and related party transactions are detailed in the semi-annual report referenced above in Note 2.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger.  The number of shares assumed to be issued is equal to the net asset value of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of June 30, 2005.  The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at June 30, 2005.

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued with Merger	Total Shares Outstanding Post Combination

Class A Shares	9,224,238	813,613	10,037,851

Class B Shares	—	10,885,849	10,885,849

2

Note 6. Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures.  The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.  BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC.  Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS.  At this time, the distribution plan is still under development.  As such, any gain to the Funds or their shareholders can not be determined.  More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust, its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust and its Board of Trustees.  On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”).  Subsequently, additional related cases were transferred to the MDL.  On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.  One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common

3

law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants.  Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.  The MDL is ongoing.  Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds.  Nations Funds Trust has filed a motion to dismiss that is pending.  At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

4

NATIONS SEPARATE ACCOUNT TRUST

One Financial Center

Boston, MA 02111

(866) 348-1468

FORM N-14

PART C

OTHER INFORMATION

Item 15.          Indemnification.

Article VII of the Declaration of Trust filed as Exhibit 1 to the Registration Statement (defined below) is incorporated by reference.  Indemnification of the Registrant’s administrator, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.             Administration Agreement with Columbia Management Advisors, LLC (“CMA”);

2.             Distribution Agreement with Columbia Management Distributors, Inc. (“CMD”);

3.             Custody Agreement with State Street Bank and Trust Company (“State Street”);

4.             Transfer Agency and Services Agreement with Columbia Funds Services, Inc. (“CFS”) and CMA.

Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection.  In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.  In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the

1

Registrant.  The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 16.          Exhibits.

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-40265; 811-08481).

Exhibit Number	Description

(1)	Amended and Restated Declaration of Trust dated February 5, 1998, incorporated by reference to Post-Effective No. 4, filed March 7, 2000.

(2)	Amended and Restated Bylaws dated February 5, 1998, last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed April 30, 2001.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization, incorporated by reference to the registration statement on Form N-14, filed on December 23, 2005.

(5)	Not Applicable.

(6)(a)

Investment Advisory Agreement between CMA and Nations Separate Account Trust (the “Registrant”) dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

2

(6)(b)

Investment Advisory Agreement between CMA and the Registrant dated September 30, 2005, Schedule I last amended December 9, 2005, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

(6)(c)	Sub-Advisory Agreement among CMA, Marsico Capital Management, LLC (“Marsico Capital”) and the Registrant dated September 30, 2005, filed herewith.

(6)(d)	Sub-Advisory Agreement among CMA, Brandes Investment Partners, L.P. (“Brandes”) and the Registrant dated September 30, 2005, filed herewith.

(6)(e)	Sub-Advisory Agreement among CMA, MacKay Shields LLC (“MacKay Shields”) and the Registrant dated September 30, 2005, filed herewith.

(7)

Distribution Agreement between the Registrant and CMD dated August 22, 2005, Schedule II last amended December 9, 2005, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

(8)

Deferred Compensation Bonus Plan adopted August 6, 1997, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(9)

Master Custodian Agreement between the Registrant and State Street dated June 13, 2005, Appendix A last amended December 9, 2005, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

(10)

Shareholder Servicing and Distribution Plan, approved May 5, 2005, Exhibit I last amended December 9, 2005, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

(11)	Opinion and Consent of Counsel – Morrison & Foerster LLP, incorporated by reference to the registration statement on Form N-14, filed on December 23, 2005.

(12)	See Item 17 (3) of this Part C.

(13)(a)	Administration Agreement between the Registrant and CMA, filed herewith.

3

(13)(b)

Transfer Agency and Services Agreement between the Registrant, CFS and CMA dated September 30, 2005, Appendix I last amended December 9, 2005, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

(13)(c)

Participation Agreement with Hartford Life Insurance Company (“Hartford”) dated March 13, 1998, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed March 7, 2000.

(13)(d)	Amendment No. 1 to the Participation Agreement with Hartford dated May 1, 2002, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)(e)	Amendment No. 2 to the Participation Agreement with Hartford dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, filed April 29, 2005.

(13)(f)

Participation Agreement with Anchor National Life Insurance Company dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)(g)

Participation Agreement among the Registrant, Transamerica Life Insurance Company (“Transamerica”), Stephens Inc. and AFSG Securities Corporation dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed April 30, 2001.

(13)(h)	Amendment No. 1 to the Participation Agreement with Transamerica dated May 1, 2002, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)(i)	Amendment No. 2 to the Participation Agreement with Transamerica dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)(j)	Amendment No. 3 to the Participation Agreement with Transamerica dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)(k)	Participation Agreement with GE Life and Annuity Assurance Company dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

4

(13)(l)

Participation Agreement with First SunAmerica Life Insurance Company dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)(m)

Participation Agreement with Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York, dated March 22, 2005, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

(14)	Consent of Independent Registered Public Accounting Firm — PricewaterhouseCoopers LLP, incorporated by reference to the registration statement on Form N-14, filed on December 23, 2005.

(15)	Not Applicable.

(16)	Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr., William A. Hawkins, R. Glenn Hilliard, William P. Carmichael, Christopher Wilson and Kevin Connaughton, filed herewith.

(17)(a)	Form of Proxy Ballot, incorporated by reference to the registration statement on Form N-14, filed on December 23, 2005.

(17)(b)	Prospectus for the Class A Shares of Nations High Yield Bond Portfolio, incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, filed April 29, 2005.

(17)(c)	Prospectus for the Class B Shares of Nations High Yield Bond Portfolio, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

(17)(d)

Statement of Additional Information for the Class A Shares of Nations High Yield Bond Portfolio, incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, filed April 29, 2005.

(17)(e)

Statement of Additional Information for the Class B Shares of Nations High Yield Bond Portfolio, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

Item 17.          Undertakings.

(1)                                              Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration

5

statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                              The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                              The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused pre-effective amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 1st day of March, 2006.

NATIONS SEPARATE ACCUNT TRUST

By:	*
Christopher Wilson
President and Chief Executive Officer

By:	/s/ Steven G. Cravath
Steven G. Cravath
*Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES		TITLE	DATE

*		Chairman	March 1, 2006
(William P. Carmichael)		of the Board of Trustees

*		Chief Financial Officer	March 1, 2006
(J. Kevin Connaughton)		(Principal Financial
Officer)

*		Trustee	March 1, 2006
(Edward J. Boudreau, Jr.)

*		Trustee	March 1, 2006
(William A. Hawkins)

*		Trustee	March 1, 2006
(R. Glenn Hilliard)

*		Trustee	March 1, 2006
(Minor Mickel Shaw)

By:	/s/ Steven G. Cravath
Steven G. Cravath

*Attorney-in-Fact

EXHIBIT INDEX

Nations Separate Account Trust

File No. 333-130687

Exhibit No.	Description

6(c)	Sub-Advisory Agreement with Mersico Capital Management, LLC

6(d)	Sub-Advisory Agreement with Brandes Investment Partners, L.P.

6(e)	Sub-Advisory Agreement with Mackey Shields LLC

13(a)	Administration Agreement

(16)	Powers of Attorney